DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
February 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 95.9%
Australia — 4.1%
ANZ Group Holdings Ltd.
17,472 322,965
APA Group (a)
6,320 28,941
Aristocrat Leisure Ltd.
3,202 143,251
ASX Ltd.
974 40,480
BHP Group Ltd.
28,943 701,124
BlueScope Steel Ltd.
2,327 35,029
Brambles Ltd.
7,853 101,841
CAR Group Ltd.
2,271 52,280
Cochlear Ltd.
374 60,073
Coles Group Ltd.
8,205 101,722
Commonwealth Bank of
Australia
9,685 941,936
Computershare Ltd.
3,084 78,592
CSL Ltd.
2,837 458,697
Fortescue Ltd.
9,416 96,462
Goodman Group REIT
11,702 227,345
GPT Group REIT
10,794 30,876
Insurance Australia Group Ltd.
13,691 67,113
Lottery Corp. Ltd.
13,282 39,147
Macquarie Group Ltd.
2,084 293,009
Medibank Pvt Ltd.
15,233 41,117
MMG Ltd. *
18,436 5,381
National Australia Bank Ltd.
18,046 395,273
Northern Star Resources Ltd.
6,822 72,639
Origin Energy Ltd.
10,556 71,657
Pro Medicus Ltd.
364 57,200
Qantas Airways Ltd. *
5,272 31,143
QBE Insurance Group Ltd.
8,478 113,261
REA Group Ltd.
325 48,028
Reece Ltd.
1,569 16,794
Rio Tinto Ltd.
2,148 151,103
Santos Ltd.
18,083 73,382
Scentre Group REIT
28,280 59,136
SGH Ltd.
1,187 38,020
Sonic Healthcare Ltd.
2,568 43,740
South32 Ltd.
28,002 61,161
Stockland REIT
15,170 47,912
Suncorp Group Ltd.
6,110 76,242
Telstra Group Ltd.
22,745 58,429
Transurban Group (a)
17,472 142,564
Treasury Wine Estates Ltd.
4,734 32,106
Vicinity Ltd. REIT
22,390 30,287
Washington H Soul Pattinson &
Co. Ltd.
1,155 24,446
Wesfarmers Ltd.
6,651 306,054
Westpac Banking Corp.
20,138 397,486
WiseTech Global Ltd.
1,040 57,756
Woodside Energy Group Ltd.
10,875 167,146
Number
of Shares Value $
Woolworths Group Ltd.
6,792 126,475
(Cost $6,073,611)
6,566,821
Austria — 0.1%
Erste Group Bank AG
2,001 134,176
OMV AG
788 34,675
Verbund AG
381 28,773
(Cost $149,062)
197,624
Belgium — 0.5%
Ageas SA/NV
809 44,185
Anheuser-Busch InBev SA/NV
5,200 310,923
D'ieteren Group
135 22,393
Groupe Bruxelles Lambert NV
474 33,780
KBC Group NV
1,259 109,157
Lotus Bakeries NV
2 18,029
Sofina SA
91 22,410
Syensqo SA
407 29,689
UCB SA
730 137,482
(Cost $731,534)
728,048
Brazil — 0.8%
Ambev SA
23,977 49,765
B3 SA - Brasil Bolsa Balcao
28,341 50,062
Banco Bradesco SA
9,033 15,895
Banco BTG Pactual S.A
6,431 34,494
Banco do Brasil SA
10,712 49,688
BB Seguridade Participacoes SA
3,712 23,857
BRF SA
3,410 10,385
Caixa Seguridade Participacoes
S/A
4,395 11,346
CCR SA
5,360 10,651
Centrais Eletricas Brasileiras SA
6,720 43,623
Cia de Saneamento Basico do
Estado de Sao Paulo
2,805 45,251
CPFL Energia SA
1,773 10,564
Embraer SA *
3,656 43,293
Energisa SA
539 3,484
Engie Brasil Energia SA
1,304 8,232
Equatorial Energia SA
5,926 30,256
Equatorial Energia SA *
20 99
JBS SA
4,286 22,560
Klabin SA
4,054 13,613
Localiza Rent a Car SA
4,363 20,823
Natura & Co. Holding SA
5,456 11,982
NU Holdings Ltd., Class A *
17,610 189,308
Petroleo Brasileiro SA
21,995 145,882
PRIO SA *
4,263 27,637
Raia Drogasil SA
6,634 19,583
Rede D'Or Sao Luiz SA, 144A
4,966 22,934
Rumo SA
6,691 19,240
Suzano SA
4,136 39,557
Telefonica Brasil SA
2,342 19,229
TIM SA
4,993 13,713

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
TOTVS SA
3,879 23,033
Ultrapar Participacoes SA
3,444 9,728
Vale SA
19,568 183,295
Vibra Energia SA
5,454 15,766
WEG SA
9,784 80,464
XP, Inc., Class A
1,913 27,069
(Cost $1,321,459)
1,346,361
Canada — 7.6%
Agnico Eagle Mines Ltd.
2,898 279,174
Air Canada *
996 11,531
Alimentation Couche-Tard, Inc.
4,416 219,556
AltaGas Ltd.
1,521 37,269
ARC Resources Ltd.
3,379 62,407
Bank of Montreal
4,222 434,121
Bank of Nova Scotia
7,163 355,588
Barrick Gold Corp.
2,794 49,007
Barrick Gold Corp.
7,417 131,550
BCE, Inc.
543 12,543
Brookfield Corp.
7,918 458,196
Brookfield Renewable Corp.
759 21,153
CAE, Inc. *
1,766 42,858
Cameco Corp.
2,436 107,256
Canadian Imperial Bank of
Commerce
5,505 333,591
Canadian National Railway Co.
3,115 315,817
Canadian Natural Resources Ltd.
12,310 347,582
Canadian Pacific Kansas City
Ltd.
5,442 423,887
Canadian Tire Corp. Ltd., Class A
293 28,906
Canadian Utilities Ltd., Class A
777 18,711
CCL Industries, Inc., Class B
811 41,611
Celestica, Inc. *
685 73,147
Cenovus Energy, Inc.
8,091 111,907
CGI, Inc.
1,160 120,246
Constellation Software, Inc.
116 399,854
Descartes Systems Group, Inc. *
522 58,184
Dollarama, Inc.
1,656 172,645
Element Fleet Management
Corp.
2,159 43,187
Emera, Inc.
1,553 62,109
Empire Co. Ltd., Class A
743 23,126
Enbridge, Inc.
12,604 538,485
Fairfax Financial Holdings Ltd.
126 181,153
First Quantum Minerals Ltd. *
3,855 47,829
FirstService Corp.
245 43,193
Fortis, Inc.
2,809 123,175
Franco-Nevada Corp.
1,070 152,732
George Weston Ltd.
330 52,786
GFL Environmental, Inc.
1,350 60,961
Gildan Activewear, Inc.
860 46,455
Great-West Lifeco, Inc.
1,897 70,465
Hydro One Ltd., 144A
2,004 64,189
Number
of Shares Value $
iA Financial Corp., Inc.
562 52,718
IGM Financial, Inc.
291 9,170
Imperial Oil Ltd.
1,101 74,648
Intact Financial Corp.
1,032 203,333
Ivanhoe Mines Ltd., Class A *
4,265 40,476
Keyera Corp.
1,266 37,129
Kinross Gold Corp.
7,202 77,160
Loblaw Cos. Ltd.
875 114,568
Lundin Mining Corp.
3,872 31,019
Magna International, Inc.
1,773 64,572
Manulife Financial Corp.
10,302 320,863
Metro, Inc.
1,252 82,835
National Bank of Canada
2,253 187,513
Nutrien Ltd.
2,823 147,945
Onex Corp.
357 26,371
Open Text Corp.
1,491 38,503
Pan American Silver Corp.
2,031 48,362
Pembina Pipeline Corp.
3,252 126,416
Power Corp. of Canada
3,209 108,908
Quebecor, Inc., Class B
971 22,182
Restaurant Brands International,
Inc.
1,692 110,379
Rogers Communications, Inc.,
Class B
2,074 57,600
Royal Bank of Canada
8,212 970,512
Saputo, Inc.
1,439 25,353
Shopify, Inc., Class A *
7,018 786,035
Stantec, Inc.
653 55,634
Sun Life Financial, Inc.
3,346 186,086
Suncor Energy, Inc.
7,421 283,965
TC Energy Corp.
6,121 273,948
Teck Resources Ltd., Class B
2,517 101,289
TELUS Corp.
2,718 42,064
TFI International, Inc.
431 39,086
Thomson Reuters Corp.
925 165,359
TMX Group Ltd.
1,643 58,384
Toromont Industries Ltd.
503 42,232
Toronto-Dominion Bank
10,120 606,046
Tourmaline Oil Corp.
2,052 94,675
West Fraser Timber Co. Ltd.
351 27,891
Wheaton Precious Metals Corp.
2,640 182,277
WSP Global, Inc.
757 135,017
(Cost $9,240,071)
12,236,665
Chile — 0.1%
Antofagasta PLC
2,108 45,966
Banco de Chile
293,780 38,042
Banco de Credito e Inversiones
SA
482 16,269
Banco Santander Chile
358,448 19,414
Cencosud SA
8,366 22,050
Empresas CMPC SA
7,004 11,857
Empresas Copec SA
2,082 14,684

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Enel Americas SA
107,638 9,772
Enel Chile SA
123,794 8,183
Falabella SA
4,372 17,125
Latam Airlines Group SA
512,540 8,223
(Cost $207,922)
211,585
China — 7.7%
360 Security Technology, Inc.,
Class A
3,700 5,630
37 Interactive Entertainment
Network Technology Group
Co. Ltd., Class A
1,900 3,930
AAC Technologies Holdings, Inc.
5,719 32,945
Advanced Micro-Fabrication
Equipment, Inc., China, Class
A
350 9,800
Agricultural Bank of China Ltd.,
Class A
29,100 20,463
Agricultural Bank of China Ltd.,
Class H
147,288 87,687
Aier Eye Hospital Group Co. Ltd.,
Class A
4,061 7,738
Air China Ltd., Class A *
6,900 6,848
Akeso, Inc., 144A *
3,263 30,607
Alibaba Group Holding Ltd.
92,504 1,516,547
Aluminum Corp. of China Ltd.,
Class A
7,300 7,155
Aluminum Corp. of China Ltd.,
Class H
18,258 10,635
Anhui Conch Cement Co. Ltd.,
Class A
1,200 3,826
Anhui Conch Cement Co. Ltd.,
Class H
6,369 17,403
Anhui Gujing Distillery Co. Ltd.,
Class A
100 2,301
Anhui Gujing Distillery Co. Ltd.,
Class B
526 7,848
Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
1,600 7,413
ANTA Sports Products Ltd.
7,309 82,046
Autohome, Inc., ADR
372 10,691
Avary Holding Shenzhen Co.
Ltd., Class A
1,900 10,428
AviChina Industry & Technology
Co. Ltd., Class H
21,432 10,637
BAIC BluePark New Energy
Technology Co. Ltd., Class A *
7,100 7,679
Baidu, Inc., Class A *
13,045 140,060
Bank of Beijing Co. Ltd., Class A
11,100 8,886
Bank of China Ltd., Class A
7,300 5,404
Bank of China Ltd., Class H
421,384 238,947
Bank of Communications Co.
Ltd., Class A
11,800 11,662
Bank of Communications Co.
Ltd., Class H
45,346 38,483
Bank of Hangzhou Co. Ltd.,
Class A
3,100 6,123
Number
of Shares Value $
Bank of Jiangsu Co. Ltd., Class A
5,500 6,883
Bank of Nanjing Co. Ltd., Class A
3,100 4,292
Bank of Ningbo Co. Ltd., Class A
2,210 7,355
Bank of Shanghai Co. Ltd., Class
A
5,590 7,172
Baoshan Iron & Steel Co. Ltd.,
Class A
10,200 9,899
Beijing Kingsoft Office Software,
Inc., Class A
26 1,234
Beijing Tong Ren Tang Co. Ltd.,
Class A
100 495
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A
203 1,867
Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
21,700 16,271
Bilibili, Inc., Class Z *
1,097 22,047
BOE Technology Group Co. Ltd.,
Class A
15,500 9,157
BYD Co. Ltd., Class A
600 29,758
BYD Co. Ltd., Class H
6,019 287,598
BYD Electronic International
Co. Ltd.
4,558 29,363
Cambricon Technologies Corp.
Ltd., Class A *
200 20,162
Capital Securities Co. Ltd., Class
A
2,700 7,843
CGN Power Co. Ltd., Class A
5,389 2,674
CGN Power Co. Ltd., Class H,
144A
56,054 17,442
Changchun High-Tech Industry
Group Co. Ltd., Class A
200 2,604
Chaozhou Three-Circle Group
Co. Ltd., Class A
1,100 5,866
China CITIC Bank Corp. Ltd.,
Class H
47,717 35,096
China Coal Energy Co. Ltd.,
Class H
10,221 10,553
China Communications Services
Corp. Ltd., Class H
13,924 8,540
China Construction Bank Corp.,
Class A
4,300 5,016
China Construction Bank Corp.,
Class H
566,395 479,943
China CSSC Holdings Ltd.,
Class A
1,300 5,499
China Eastern Airlines Corp.
Ltd., Class A *
8,400 4,410
China Energy Engineering Corp.
Ltd., Class A
17,700 5,580
China Everbright Bank Co. Ltd.,
Class A
14,000 7,216
China Everbright Bank Co. Ltd.,
Class H
13,203 5,331
China Feihe Ltd., 144A
21,191 15,313
China Galaxy Securities Co. Ltd.,
Class A
1,470 3,357

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
China Galaxy Securities Co. Ltd.,
Class H
18,076 18,246
China Hongqiao Group Ltd.
18,989 30,277
China International Capital Corp.
Ltd., Class A
1,700 8,219
China International Capital Corp.
Ltd., Class H, 144A
8,604 16,285
China Jushi Co. Ltd., Class A
4,400 6,864
China Life Insurance Co. Ltd.,
Class A
700 3,734
China Life Insurance Co. Ltd.,
Class H
42,703 82,034
China Literature Ltd., 144A *
2,004 6,494
China Longyuan Power Group
Corp. Ltd., Class H
18,205 13,998
China Mengniu Dairy Co. Ltd.
15,510 35,379
China Merchants Bank Co. Ltd.,
Class A
7,000 40,348
China Merchants Bank Co. Ltd.,
Class H
22,803 133,410
China Merchants Energy
Shipping Co. Ltd., Class A
6,700 5,786
China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
5,300 10,019
China Merchants Securities Co.
Ltd., Class A
4,100 10,172
China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A
2,300 3,096
China Minsheng Banking Corp.
Ltd., Class A
13,500 7,624
China Minsheng Banking Corp.
Ltd., Class H
28,268 13,449
China National Building Material
Co. Ltd., Class H
30,956 15,444
China National Nuclear Power
Co. Ltd., Class A
5,600 7,354
China National Software &
Service Co. Ltd., Class A *
1,100 7,013
China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A
1,300 3,986
China Oilfield Services Ltd.,
Class H
10,756 8,921
China Pacific Insurance Group
Co. Ltd., Class A
2,100 8,886
China Pacific Insurance Group
Co. Ltd., Class H
14,712 43,510
China Petroleum & Chemical
Corp., Class A
9,200 7,289
China Petroleum & Chemical
Corp., Class H
126,001 66,913
China Railway Group Ltd., Class
A
6,200 5,023
China Railway Group Ltd., Class
H
18,089 8,908
China Resources
Microelectronics Ltd., Class A
622 4,007
Number
of Shares Value $
China Resources Mixc Lifestyle
Services Ltd., 144A
3,457 14,358
China Resources Pharmaceutical
Group Ltd., 144A
13,734 9,360
China Shenhua Energy Co. Ltd.,
Class A
2,516 12,226
China Shenhua Energy Co. Ltd.,
Class H
19,008 72,468
China State Construction
Engineering Corp. Ltd., Class
A
13,900 10,441
China Three Gorges Renewables
Group Co. Ltd., Class A
12,800 7,369
China Tourism Group Duty Free
Corp. Ltd., Class A
800 6,708
China Tower Corp. Ltd., Class
H, 144A
26,719 37,929
China United Network
Communications Ltd., Class A
10,000 8,567
China Vanke Co. Ltd., Class A *
3,300 3,506
China Vanke Co. Ltd., Class H *
11,424 9,695
China Yangtze Power Co. Ltd.,
Class A
8,300 31,151
Chongqing Brewery Co. Ltd.,
Class A
200 1,540
Chongqing Changan Automobile
Co. Ltd., Class A
3,040 5,384
Chongqing Rural Commercial
Bank Co. Ltd., Class A
7,100 5,509
Chongqing Zhifei Biological
Products Co. Ltd., Class A
1,200 4,129
CITIC Ltd.
27,171 31,094
CITIC Securities Co. Ltd., Class A
3,430 12,850
CITIC Securities Co. Ltd., Class
H
8,951 25,666
CMOC Group Ltd., Class A
6,163 5,609
CMOC Group Ltd., Class H
21,523 14,419
CNPC Capital Co. Ltd., Class A
7,900 6,844
Contemporary Amperex
Technology Co. Ltd., Class A
1,386 50,214
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A
2,600 3,985
COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H
6,514 5,436
COSCO SHIPPING Holdings Co.
Ltd., Class A
6,330 11,818
COSCO SHIPPING Holdings Co.
Ltd., Class H
15,585 22,885
Country Garden Holdings Co.
Ltd. *
60,195 3,870
CRRC Corp. Ltd., Class A
8,000 8,203
CRRC Corp. Ltd., Class H
21,769 14,444
CSC Financial Co. Ltd., Class A
1,960 6,590
CSPC Pharmaceutical Group
Ltd.
47,429 28,724
Daqin Railway Co. Ltd., Class A
7,700 7,072

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Dongfang Electric Corp. Ltd.,
Class A
100 200
East Money Information Co. Ltd.,
Class A
5,434 17,303
Ecovacs Robotics Co. Ltd., Class
A
200 1,599
ENN Energy Holdings Ltd.
3,792 25,208
Eoptolink Technology, Inc. Ltd.,
Class A
500 6,582
Eve Energy Co. Ltd., Class A
900 5,776
Everbright Securities Co. Ltd.,
Class A
1,800 4,335
Focus Media Information
Technology Co. Ltd., Class A
3,200 2,785
Foshan Haitian Flavouring &
Food Co. Ltd., Class A
1,821 10,262
Fosun International Ltd.
20,586 11,647
Foxconn Industrial Internet Co.
Ltd., Class A
4,300 12,490
Fuyao Glass Industry Group Co.
Ltd., Class A
1,100 8,483
Fuyao Glass Industry Group Co.
Ltd., Class H, 144A
3,122 21,236
Ganfeng Lithium Group Co. Ltd.,
Class A
700 3,491
Genscript Biotech Corp. *
6,742 11,027
GF Securities Co. Ltd., Class A
2,000 4,206
Giant Biogene Holding Co. Ltd.,
144A
1,486 11,961
GigaDevice Semiconductor, Inc.,
Class A *
168 3,036
GoerTek, Inc., Class A
1,500 5,842
Goldwind Science & Technology
Co. Ltd., Class A
4,300 5,334
Gotion High-tech Co. Ltd., Class
A
1,500 4,789
Great Wall Motor Co. Ltd., Class
A
1,200 4,096
Great Wall Motor Co. Ltd., Class
H
12,150 20,122
Gree Electric Appliances, Inc. of
Zhuhai, Class A
1,000 5,600
Guangdong Haid Group Co. Ltd.,
Class A
400 2,793
Guanghui Energy Co. Ltd., Class
A
2,500 2,097
Guangzhou Automobile Group
Co. Ltd., Class A
3,800 4,553
Guangzhou Tinci Materials
Technology Co. Ltd., Class A
800 2,290
Guosen Securities Co. Ltd.,
Class A
5,900 8,443
Guotai Junan Securities Co. Ltd.,
Class A
2,500 5,939
H World Group Ltd., ADR
1,241 44,539
Haidilao International Holding
Ltd., 144A
9,037 19,313
Number
of Shares Value $
Haier Smart Home Co. Ltd.,
Class A
2,100 7,556
Haier Smart Home Co. Ltd.,
Class H
12,911 41,088
Haitian International Holdings
Ltd.
4,391 11,716
Haitong Securities Co. Ltd.,
Class A (b)
5,000 7,135
Haitong Securities Co. Ltd.,
Class H (b)
13,895 11,524
Hangzhou First Applied Material
Co. Ltd., Class A
1,097 2,235
Hangzhou Silan Microelectronics
Co. Ltd., Class A *
800 2,797
Hansoh Pharmaceutical Group
Co. Ltd., 144A
6,661 15,434
Henan Shuanghui Investment &
Development Co. Ltd., Class A
1,100 4,053
Hengan International Group Co.
Ltd.
3,735 10,446
Hengli Petrochemical Co. Ltd.,
Class A
1,800 3,864
Hisense Home Appliances Group
Co. Ltd., Class H
2,402 8,123
Hithink RoyalFlush Information
Network Co. Ltd., Class A
400 16,513
Hoshine Silicon Industry Co.
Ltd., Class A
500 3,696
Hua Hong Semiconductor Ltd.,
144A
2,631 11,604
Huadian Power International
Corp. Ltd., Class A
8,000 6,130
Huadong Medicine Co. Ltd.,
Class A
700 3,323
Hualan Biological Engineering,
Inc., Class A
670 1,450
Huaneng Power International,
Inc., Class A
3,500 3,224
Huaneng Power International,
Inc., Class H
32,655 18,265
Huatai Securities Co. Ltd., Class
A
1,700 4,073
Huatai Securities Co. Ltd., Class
H, 144A
9,481 15,921
Huaxia Bank Co. Ltd., Class A
2,800 2,771
Huayu Automotive Systems Co.
Ltd., Class A
1,700 4,241
Huizhou Desay Sv Automotive
Co. Ltd., Class A
300 5,087
Hundsun Technologies, Inc.,
Class A
1,456 6,097
Hygon Information Technology
Co. Ltd., Class A
639 14,015
Iflytek Co. Ltd., Class A
900 6,391
Imeik Technology Development
Co. Ltd., Class A
140 3,260
Industrial & Commercial Bank of
China Ltd., Class A
18,571 17,489

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Industrial & Commercial Bank of
China Ltd., Class H
410,824 290,538
Industrial Bank Co. Ltd., Class A
8,200 23,324
Industrial Securities Co. Ltd.,
Class A
1,950 1,598
Ingenic Semiconductor Co. Ltd.,
Class A
300 3,498
Inner Mongolia BaoTou Steel
Union Co. Ltd., Class A *
32,600 8,088
Inner Mongolia Junzheng Energy
& Chemical Industry Group
Co. Ltd., Class A
2,600 2,042
Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
2,100 8,141
Inner Mongolia Yitai Coal Co.
Ltd., Class B
6,200 11,935
Innovent Biologics, Inc., 144A *
6,432 33,454
JA Solar Technology Co. Ltd.,
Class A
1,764 3,078
JD Health International, Inc.,
144A *
5,361 23,300
JD Logistics, Inc., 144A *
10,993 19,676
JD.com, Inc., Class A
14,314 295,591
Jiangsu Eastern Shenghong Co.
Ltd., Class A
2,200 2,786
Jiangsu Expressway Co. Ltd.,
Class H
8,679 9,876
Jiangsu Hengli Hydraulic Co.
Ltd., Class A
600 6,530
Jiangsu Hengrui
Pharmaceuticals Co. Ltd.,
Class A
2,100 13,230
Jiangsu King's Luck Brewery JSC
Ltd., Class A
1,100 7,993
Jiangsu Yanghe Distillery Co.
Ltd., Class A
700 7,423
Jiangsu Zhongtian Technology
Co. Ltd., Class A
1,300 2,459
Jiangxi Copper Co. Ltd., Class A
2,200 6,248
Jiangxi Copper Co. Ltd., Class H
3,888 6,109
Jinko Solar Co. Ltd., Class A
4,383 4,146
Kanzhun Ltd., ADR *
1,488 23,808
KE Holdings, Inc., ADR
3,511 78,190
Kingdee International Software
Group Co. Ltd. *
14,242 23,331
Kingsoft Corp. Ltd.
5,323 27,481
Kuaishou Technology, 144A *
14,653 95,337
Kuang-Chi Technologies Co.
Ltd., Class A
1,500 8,414
Kunlun Tech Co. Ltd., Class A
1,400 7,102
Kweichow Moutai Co. Ltd.,
Class A
400 82,289
Lenovo Group Ltd.
44,509 66,274
Lens Technology Co. Ltd., Class
A
2,610 9,592
Li Auto, Inc., Class A *
6,750 101,983
Li Ning Co. Ltd.
11,441 25,127
Number
of Shares Value $
Lingyi iTech Guangdong Co.,
Class A
3,100 4,130
Longfor Group Holdings Ltd.,
144A
9,984 13,685
LONGi Green Energy Technology
Co. Ltd., Class A
2,240 5,131
Luxshare Precision Industry Co.
Ltd., Class A
2,249 13,302
Luzhou Laojiao Co. Ltd., Class A
600 10,401
Mango Excellent Media Co. Ltd.,
Class A
1,200 4,195
Maxscend Microelectronics Co.
Ltd., Class A
160 1,829
Meituan, Class B, 144A *
28,977 603,606
Metallurgical Corp. of China
Ltd., Class A
5,900 2,523
Midea Group Co. Ltd. *
1,897 18,075
Midea Group Co. Ltd., Class A
1,200 12,016
MINISO Group Holding Ltd.
2,152 10,958
Montage Technology Co. Ltd.,
Class A
617 6,574
Muyuan Foods Co. Ltd., Class A
734 3,651
NARI Technology Co. Ltd., Class
A
4,191 13,472
NAURA Technology Group Co.
Ltd., Class A
200 12,262
NetEase, Inc.
11,145 221,838
New China Life Insurance Co.
Ltd., Class A
1,300 8,570
New China Life Insurance Co.
Ltd., Class H
4,165 14,058
New Hope Liuhe Co. Ltd., Class
A *
1,400 1,835
New Oriental Education &
Technology Group, Inc.
7,540 35,339
Ninestar Corp., Class A *
548 1,969
Ningbo Deye Technology Co.
Ltd., Class A
252 3,197
Ningbo Tuopu Group Co. Ltd.,
Class A
725 6,277
Ningxia Baofeng Energy Group
Co. Ltd., Class A
4,466 10,132
NIO, Inc., Class A *
8,968 40,648
Nongfu Spring Co. Ltd., Class
H, 144A
11,153 49,763
Oppein Home Group, Inc., Class
A
500 4,527
Orient Securities Co. Ltd., Class
A
2,048 2,729
People's Insurance Co. Group of
China Ltd., Class A
5,600 5,066
People's Insurance Co. Group of
China Ltd., Class H
42,990 21,171
PetroChina Co. Ltd., Class A
7,700 8,296
PetroChina Co. Ltd., Class H
122,722 91,366
Pharmaron Beijing Co. Ltd.,
Class A
900 3,262

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
PICC Property & Casualty Co.
Ltd., Class H
39,277 64,241
Ping An Bank Co. Ltd., Class A
6,600 10,431
Ping An Insurance Group Co. of
China Ltd., Class A
3,600 24,861
Ping An Insurance Group Co. of
China Ltd., Class H
38,872 229,672
Poly Developments and
Holdings Group Co. Ltd.,
Class A
3,900 4,651
Pop Mart International Group
Ltd., 144A
2,961 39,673
Postal Savings Bank of China
Co. Ltd., Class A
14,000 10,209
Postal Savings Bank of China
Co. Ltd., Class H, 144A
40,122 25,434
Power Construction Corp. of
China Ltd., Class A
5,900 4,044
Qifu Technology, Inc., ADR
503 20,160
Qinghai Salt Lake Industry Co.
Ltd., Class A *
2,400 5,428
Rongsheng Petrochemical Co.
Ltd., Class A
2,550 3,079
SAIC Motor Corp. Ltd., Class A
2,400 5,412
Sanan Optoelectronics Co. Ltd.,
Class A
1,700 2,855
Sany Heavy Industry Co. Ltd.,
Class A
2,300 5,738
Satellite Chemical Co. Ltd.,
Class A
2,937 8,547
SDIC Power Holdings Co. Ltd.,
Class A
2,500 4,883
Seres Group Co. Ltd., Class A
500 8,328
SF Holding Co. Ltd., Class A
1,860 10,637
SG Micro Corp., Class A
195 2,362
Shaanxi Coal Industry Co. Ltd.,
Class A
4,100 10,650
Shandong Gold Mining Co. Ltd.,
Class A
2,200 7,036
Shandong Gold Mining Co. Ltd.,
Class H, 144A
4,676 8,682
Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
900 2,535
Shandong Weigao Group
Medical Polymer Co. Ltd.,
Class H
13,140 8,566
Shanghai Baosight Software Co.
Ltd., Class A
1,310 5,870
Shanghai Baosight Software Co.
Ltd., Class B
4,867 8,658
Shanghai Electric Group Co.
Ltd., Class A *
6,400 7,159
Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A
1,100 3,768
Shanghai M&G Stationery, Inc.,
Class A
800 3,028
Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
1,300 3,421
Number
of Shares Value $
Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
5,100 7,725
Shanghai Pudong Development
Bank Co. Ltd., Class A
9,300 12,965
Shanghai Putailai New Energy
Technology Co. Ltd., Class A
1,160 2,725
Shanghai Rural Commercial
Bank Co. Ltd., Class A
7,000 7,657
Shanghai United Imaging
Healthcare Co. Ltd., Class A
246 4,551
Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A
2,100 7,447
Shanxi Coking Coal Energy
Group Co. Ltd., Class A
1,600 1,518
Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
420 11,726
Shenwan Hongyuan Group Co.
Ltd., Class A
11,900 8,319
Shenzhen Inovance Technology
Co. Ltd., Class A
1,050 10,385
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
390 13,521
Shenzhen Transsion Holdings
Co. Ltd., Class A
368 4,676
Shenzhou International Group
Holdings Ltd.
4,113 30,039
Sichuan Chuantou Energy Co.
Ltd., Class A
1,900 3,899
Sichuan Road & Bridge Group
Co. Ltd., Class A
3,920 3,944
Silergy Corp.
1,719 23,706
Sinopharm Group Co. Ltd.,
Class H
7,391 18,608
Sinotruk Hong Kong Ltd.
3,946 10,478
Smoore International Holdings
Ltd., 144A
9,890 14,701
Sungrow Power Supply Co. Ltd.,
Class A
700 6,803
Sunny Optical Technology Group
Co. Ltd.
3,292 36,679
SUPCON Technology Co. Ltd.,
Class A
248 1,846
Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A
2,100 9,229
Suzhou Maxwell Technologies
Co. Ltd., Class A
160 2,191
TAL Education Group, ADR *
2,027 26,189
TBEA Co. Ltd., Class A
1,950 3,226
TCL Technology Group Corp.,
Class A
1,280 811
TCL Zhonghuan Renewable
Energy Technology Co. Ltd.,
Class A
1,375 1,694
Tencent Holdings Ltd.
36,931 2,272,735
Tencent Music Entertainment
Group, ADR
4,269 52,039

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Tianqi Lithium Corp., Class A
800 3,555
Tingyi Cayman Islands Holding
Corp.
12,828 18,672
Tongcheng Travel Holdings Ltd.
5,859 13,094
TongFu Microelectronics Co.
Ltd., Class A
2,000 7,816
Tongwei Co. Ltd., Class A
1,700 4,915
TravelSky Technology Ltd., Class
H
4,252 5,894
Trina Solar Co. Ltd., Class A
1,184 2,816
Tsingtao Brewery Co. Ltd., Class
A
200 1,910
Tsingtao Brewery Co. Ltd., Class
H
3,683 24,649
Unigroup Guoxin
Microelectronics Co. Ltd.,
Class A
475 4,014
Unisplendour Corp. Ltd., Class A
1,880 7,618
Vipshop Holdings Ltd., ADR
1,955 30,733
Wanhua Chemical Group Co.
Ltd., Class A
1,021 9,630
Weichai Power Co. Ltd., Class A
2,100 4,517
Weichai Power Co. Ltd., Class H
11,894 23,369
Wens Foodstuff Group Co. Ltd.,
Class A
2,440 5,445
Will Semiconductor Co. Ltd.,
Class A
540 10,496
Wingtech Technology Co. Ltd.,
Class A
397 1,886
Wuliangye Yibin Co. Ltd., Class A
1,200 21,644
WUS Printed Circuit Kunshan
Co. Ltd., Class A
1,500 7,211
WuXi AppTec Co. Ltd., Class A
920 7,709
WuXi AppTec Co. Ltd., Class H,
144A
1,761 13,439
Wuxi Biologics Cayman, Inc.,
144A *
19,627 56,657
Xiaomi Corp., Class B, 144A *
94,468 629,823
Xinjiang Daqo New Energy Co.
Ltd., Class A
1,551 4,546
Xinyi Solar Holdings Ltd.
24,035 10,168
XPeng, Inc., Class A *
6,596 67,681
Yadea Group Holdings Ltd., 144A
6,835 11,197
Yangzijiang Shipbuilding
Holdings Ltd.
14,700 25,888
Yankuang Energy Group Co. Ltd.,
Class A
1,365 2,483
Yankuang Energy Group Co. Ltd.,
Class H
16,877 17,578
Yealink Network Technology
Corp. Ltd., Class A
1,600 8,641
Yifeng Pharmacy Chain Co. Ltd.,
Class A
1,008 3,244
Yihai Kerry Arawana Holdings
Co. Ltd., Class A
1,000 4,384
Yonyou Network Technology Co.
Ltd., Class A *
1,700 3,554
Number
of Shares Value $
YTO Express Group Co. Ltd.,
Class A
900 1,698
Yum China Holdings, Inc.
2,215 109,443
Yunnan Baiyao Group Co. Ltd.,
Class A
560 4,235
Yunnan Energy New Material Co.
Ltd., Class A
300 1,344
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class A
200 5,607
Zhaojin Mining Industry Co. Ltd.,
Class H
7,703 12,876
Zhejiang Chint Electrics Co. Ltd.,
Class A
1,200 3,844
Zhejiang Dahua Technology Co.
Ltd., Class A
2,500 5,634
Zhejiang Expressway Co. Ltd.,
Class H
7,852 5,836
Zhejiang Huayou Cobalt Co. Ltd.,
Class A
650 2,940
Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
600 2,719
Zhejiang Leapmotor Technology
Co. Ltd., 144A *
2,476 11,159
Zhejiang Zheneng Electric Power
Co. Ltd., Class A
10,700 8,052
Zhongji Innolight Co. Ltd., Class
A
340 4,701
Zhongsheng Group Holdings Ltd.
3,740 6,098
Zhuzhou CRRC Times Electric
Co. Ltd., Class H
3,233 13,573
Zijin Mining Group Co. Ltd.,
Class A
6,200 13,046
Zijin Mining Group Co. Ltd.,
Class H
32,666 61,072
Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A
4,400 4,825
ZTE Corp., Class A
1,512 8,013
ZTE Corp., Class H
3,401 12,813
ZTO Express Cayman, Inc.
2,287 44,022
(Cost $10,799,093)
12,323,627
Colombia — 0.0%
Bancolombia SA
1,292 14,215
Interconexion Electrica SA ESP
2,692 13,428
(Cost $24,936)
27,643
Czech Republic — 0.0%
CEZ AS
905 38,282
Komercni Banka AS
404 17,423
Moneta Money Bank AS, 144A
1,806 10,156
(Cost $46,414)
65,861
Denmark — 1.7%
A.P. Moller — Maersk A/S, Class
A
15 25,955
A.P. Moller — Maersk A/S, Class
B
26 45,477

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Carlsberg AS, Class B
559 70,087
Coloplast A/S, Class B
671 71,306
Danske Bank A/S
3,890 130,562
Demant A/S *
583 20,987
DSV A/S
1,208 242,546
Genmab A/S *
340 76,069
Novo Nordisk A/S, Class B
18,702 1,676,569
Novonesis (Novozymes) B, Class
B
2,071 125,135
Orsted AS, 144A *
1,076 47,175
Pandora A/S
473 83,391
ROCKWOOL A/S, Class B
62 24,406
Tryg A/S
1,973 43,086
Vestas Wind Systems A/S *
5,456 76,953
Zealand Pharma A/S *
352 32,461
(Cost $1,841,730)
2,792,165
Egypt — 0.0%
Commercial International Bank -
Egypt (CIB)
9,494 14,189
Eastern Co. SAE
16,695 10,218
Talaat Moustafa Group
5,332 5,685
(Cost $35,154)
30,092
Finland — 0.6%
Elisa OYJ
901 41,442
Fortum OYJ
2,511 39,319
Kesko OYJ, Class B
1,588 30,080
Kone OYJ, Class B
1,982 111,437
Metso Corp.
3,819 42,231
Neste OYJ
2,269 20,238
Nokia OYJ
30,200 145,189
Nordea Bank Abp
18,782 246,564
Orion OYJ, Class B
620 34,846
Sampo OYJ, Class A
13,905 121,972
Stora Enso OYJ, Class R
3,265 35,106
UPM-Kymmene OYJ
2,968 86,639
Wartsila OYJ Abp
2,839 53,821
(Cost $1,048,326)
1,008,884
France — 6.9%
Accor SA
1,141 56,885
Aeroports de Paris SA
170 17,397
Air Liquide SA
3,385 620,189
Airbus SE
3,483 598,689
Alstom SA *
1,938 42,379
Amundi SA, 144A
370 26,407
Arkema SA
266 21,909
AXA SA
10,423 404,813
BioMerieux
232 27,797
BNP Paribas SA
5,967 450,994
Bollore SE
3,510 21,191
Bouygues SA
1,014 34,754
Bureau Veritas SA
1,714 51,491
Number
of Shares Value $
Capgemini SE
867 134,143
Carrefour SA
3,085 40,979
Cie de Saint-Gobain SA
2,653 266,182
Cie Generale des Etablissements
Michelin SCA
3,754 133,026
Covivio SA REIT
417 22,754
Credit Agricole SA
5,875 97,572
Danone SA
3,763 268,798
Dassault Aviation SA
115 29,394
Dassault Systemes SE
3,933 154,955
Edenred SE
1,397 44,446
Eiffage SA
428 42,880
Engie SA
10,116 180,914
EssilorLuxottica SA
1,735 516,364
Eurazeo SE
242 19,092
Gecina SA REIT
260 24,422
Getlink SE
1,882 31,178
Hermes International SCA
185 525,257
Ipsen SA
202 23,301
Kering SA
411 115,584
Klepierre SA REIT
1,217 38,757
La Francaise des Jeux SAEM,
144A
513 19,562
Legrand SA
1,486 162,706
L'Oreal SA
1,419 519,616
LVMH Moet Hennessy Louis
Vuitton SE
1,609 1,159,855
Orange SA
11,174 133,822
Pernod Ricard SA
1,163 124,565
Publicis Groupe SA
1,299 128,688
Renault SA
1,136 58,733
Rexel SA
1,350 36,495
Safran SA
2,118 549,497
Sanofi SA
6,697 725,003
Sartorius Stedim Biotech
157 32,410
Schneider Electric SE
3,193 774,903
Societe Generale SA
4,190 170,839
Sodexo SA
500 38,408
Teleperformance SE
323 31,047
Thales SA
531 105,567
TotalEnergies SE
12,600 755,220
Unibail-Rodamco-Westfield
REIT *
693 58,603
Veolia Environnement SA
4,334 129,301
Vinci SA
2,944 339,295
(Cost $8,491,976)
11,139,028
Germany — 5.9%
adidas AG
938 239,561
Allianz SE
2,293 785,666
BASF SE
5,226 266,777
Bayer AG
5,741 135,248
Bayerische Motoren Werke AG
1,776 154,572

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Beiersdorf AG
562 77,101
Brenntag SE
744 49,256
Commerzbank AG
5,443 116,370
Continental AG
637 45,687
Covestro AG *
1,104 67,912
CTS Eventim AG & Co. KGaA
364 39,874
Daimler Truck Holding AG
2,881 125,850
Delivery Hero SE, 144A *
1,103 32,060
Deutsche Bank AG (c)
10,638 228,707
Deutsche Boerse AG
1,105 287,944
Deutsche Lufthansa AG
3,500 25,074
Deutsche Post AG
5,846 228,565
Deutsche Telekom AG
20,410 735,738
E.ON SE
12,624 161,140
Evonik Industries AG
1,491 29,635
Fresenius Medical Care AG
1,126 54,198
Fresenius SE & Co. KGaA *
2,334 93,118
GEA Group AG
872 50,385
Hannover Rueck SE
339 90,131
Heidelberg Materials AG
796 119,896
Henkel AG & Co. KGaA
687 52,487
Infineon Technologies AG
7,602 280,030
Knorr-Bremse AG
416 36,033
LEG Immobilien SE
398 33,120
Mercedes-Benz Group AG
4,371 271,013
Merck KGaA
728 102,744
MTU Aero Engines AG
315 109,140
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
784 444,540
Nemetschek SE
332 38,573
Puma SE
596 17,824
Rational AG
38 34,196
Rheinmetall AG
255 266,244
RWE AG
3,651 114,833
SAP SE
6,070 1,670,519
Scout24 SE, 144A
417 40,813
Siemens AG
4,449 1,020,876
Siemens Energy AG *
3,692 210,415
Siemens Healthineers AG, 144A
1,675 93,411
Symrise AG
774 77,979
Talanx AG
341 31,005
Vonovia SE
4,150 128,935
Zalando SE, 144A *
1,302 46,934
(Cost $6,991,148)
9,362,129
Greece — 0.2%
Alpha Services and Holdings SA
11,755 23,748
Eurobank Ergasias Services and
Holdings SA
16,153 41,941
Hellenic Telecommunications
Organization SA
1,076 16,765
JUMBO SA
719 19,795
Number
of Shares Value $
Metlen Energy & Metals SA
556 20,475
National Bank of Greece SA
4,882 45,194
OPAP SA
984 17,455
Piraeus Financial Holdings SA
6,138 28,863
Public Power Corp. SA
1,137 15,593
(Cost $156,275)
229,829
Hong Kong — 1.6%
AIA Group Ltd.
64,131 489,823
Alibaba Health Information
Technology Ltd. *
41,897 26,990
Beijing Enterprises Holdings Ltd.
2,247 7,743
Beijing Enterprises Water Group
Ltd.
28,956 8,452
BOC Hong Kong Holdings Ltd.
18,922 66,544
Bosideng International Holdings
Ltd.
26,864 13,092
C&D International Investment
Group Ltd.
4,992 9,911
China Gas Holdings Ltd.
17,375 15,080
China Merchants Port Holdings
Co. Ltd.
8,722 14,266
China Overseas Land &
Investment Ltd.
19,072 35,314
China Power International
Development Ltd.
29,411 11,345
China Resources Beer Holdings
Co. Ltd.
7,644 24,474
China Resources Gas Group Ltd.
5,043 16,989
China Resources Land Ltd.
17,453 58,348
China Resources Power
Holdings Co. Ltd.
10,450 24,133
China Ruyi Holdings Ltd. *
31,722 9,300
China State Construction
International Holdings Ltd.
10,027 15,317
China Taiping Insurance
Holdings Co. Ltd.
8,233 12,111
Chow Tai Fook Jewellery Group
Ltd.
11,518 11,123
CK Asset Holdings Ltd.
9,692 42,123
CK Hutchison Holdings Ltd.
14,949 74,677
CK Infrastructure Holdings Ltd.
3,210 22,020
CLP Holdings Ltd.
8,847 73,317
Far East Horizon Ltd.
11,447 8,669
Futu Holdings Ltd., ADR
284 31,010
Galaxy Entertainment Group Ltd.
10,760 44,136
GCL Technology Holdings Ltd. *
113,715 18,131
Geely Automobile Holdings Ltd.
34,947 78,818
Guangdong Investment Ltd.
15,885 12,051
Hang Seng Bank Ltd.
4,311 60,421
Henderson Land Development
Co. Ltd.
7,305 19,960
HKT Trust & HKT Ltd. (a)
17,819 22,844
Hong Kong & China Gas Co. Ltd.
62,733 50,012
Hong Kong Exchanges &
Clearing Ltd.
7,173 322,815

DBX ETF Trust | 11
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Hongkong Land Holdings Ltd.
7,225 32,657
Jardine Matheson Holdings Ltd.
820 32,710
Kunlun Energy Co. Ltd.
20,591 20,493
Link REIT
14,812 67,136
MTR Corp. Ltd.
7,290 23,809
Orient Overseas International
Ltd.
806 10,789
Power Assets Holdings Ltd.
7,274 49,291
Prudential PLC
15,519 141,998
Sino Biopharmaceutical Ltd.
48,940 20,263
Sino Land Co. Ltd.
25,844 25,887
SITC International Holdings Co.
Ltd.
6,863 16,520
Sun Hung Kai Properties Ltd.
7,984 74,737
Swire Pacific Ltd., Class A
1,706 14,160
Techtronic Industries Co. Ltd.
8,143 113,501
Want Want China Holdings Ltd.
24,579 14,823
WH Group Ltd., 144A
46,189 37,654
Wharf Holdings Ltd.
4,871 11,324
Wharf Real Estate Investment
Co. Ltd.
9,129 23,829
(Cost $2,730,402)
2,482,940
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC
2,214 16,415
OTP Bank Nyrt
1,336 81,823
Richter Gedeon Nyrt
954 26,475
(Cost $100,054)
124,713
India — 4.3%
ABB India Ltd.
258 14,552
Adani Enterprises Ltd.
813 19,474
Adani Ports & Special Economic
Zone Ltd.
2,794 34,146
Adani Power Ltd. *
4,537 24,833
Alkem Laboratories Ltd.
200 10,619
Ambuja Cements Ltd.
3,510 18,650
APL Apollo Tubes Ltd.
732 12,037
Apollo Hospitals Enterprise Ltd.
535 37,006
Ashok Leyland Ltd.
7,955 19,358
Asian Paints Ltd.
2,028 50,518
Astral Ltd.
705 10,774
AU Small Finance Bank Ltd.,
144A
2,033 13,143
Aurobindo Pharma Ltd. *
1,299 15,711
Avenue Supermarts Ltd., 144A *
807 31,393
Axis Bank Ltd.
12,314 142,914
Bajaj Auto Ltd.
351 31,701
Bajaj Finance Ltd.
1,487 144,960
Bajaj Finserv Ltd.
2,125 45,468
Bajaj Holdings & Investment Ltd.
165 21,825
Balkrishna Industries Ltd.
396 11,837
Bank of Baroda
4,431 9,979
Bharat Electronics Ltd.
19,613 55,194
Number
of Shares Value $
Bharat Forge Ltd.
1,373 15,950
Bharat Heavy Electricals Ltd.
6,461 13,229
Bharat Petroleum Corp. Ltd.
7,263 19,696
Bharti Airtel Ltd.
13,301 238,678
Bosch Ltd.
25 7,584
Britannia Industries Ltd.
541 28,412
BSE Ltd.
340 18,004
Canara Bank
10,695 9,888
CG Power & Industrial Solutions
Ltd. *
3,295 21,562
Cholamandalam Investment and
Finance Co. Ltd.
2,248 35,986
Cipla Ltd.
2,736 44,009
Coal India Ltd.
9,388 39,626
Colgate-Palmolive India Ltd.
646 18,195
Container Corp. Of India Ltd.
1,276 9,095
Cummins India Ltd.
841 26,122
Dabur India Ltd.
2,240 12,628
Divi's Laboratories Ltd.
686 42,963
Dixon Technologies India Ltd.
162 25,800
DLF Ltd.
3,512 25,508
Dr Reddy's Laboratories Ltd.
2,915 37,194
Eicher Motors Ltd.
713 38,896
GAIL India Ltd.
12,955 23,102
GMR Airports Ltd. *
14,481 11,497
Godrej Consumer Products Ltd.
1,970 22,629
Godrej Properties Ltd. *
708 15,667
Grasim Industries Ltd.
1,401 36,931
Havells India Ltd.
1,308 21,253
HCL Technologies Ltd.
4,938 88,883
HDFC Asset Management Co.
Ltd., 144A
429 17,788
HDFC Bank Ltd.
29,108 576,280
HDFC Life Insurance Co. Ltd.,
144A
4,723 32,844
Hero MotoCorp Ltd.
623 26,208
Hindalco Industries Ltd.
7,110 51,543
Hindustan Aeronautics Ltd.
1,071 37,798
Hindustan Petroleum Corp. Ltd.
5,382 18,067
Hindustan Unilever Ltd.
4,243 106,204
ICICI Bank Ltd.
27,708 381,277
ICICI Lombard General Insurance
Co. Ltd., 144A
1,341 25,914
ICICI Prudential Life Insurance
Co. Ltd., 144A
2,347 14,795
IDFC First Bank Ltd. *
17,936 11,968
Indian Hotels Co. Ltd.
4,692 38,398
Indian Oil Corp. Ltd.
14,324 18,578
Indian Railway Catering &
Tourism Corp. Ltd.
1,366 10,474
Indus Towers Ltd. *
5,918 21,869
IndusInd Bank Ltd.
3,216 36,389
Info Edge India Ltd.
332 26,531

12 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Infosys Ltd.
17,377 335,153
InterGlobe Aviation Ltd., 144A *
940 48,097
ITC Ltd.
16,161 72,952
Jindal Stainless Ltd.
1,660 11,095
Jindal Steel & Power Ltd.
1,718 16,809
Jio Financial Services Ltd. *
14,953 35,477
JSW Energy Ltd.
2,140 11,350
JSW Steel Ltd.
3,029 32,909
Jubilant Foodworks Ltd.
1,341 9,595
Kalyan Jewellers India Ltd.
2,000 10,565
Kotak Mahindra Bank Ltd.
5,923 128,808
Larsen & Toubro Ltd.
3,624 131,032
LTIMindtree Ltd., 144A
340 18,130
Lupin Ltd.
1,200 26,120
Macrotech Developers Ltd.,
144A
1,607 20,769
Mahindra & Mahindra Ltd.
4,841 143,016
Mankind Pharma Ltd. *
582 15,235
Marico Ltd.
3,062 21,017
Maruti Suzuki India Ltd.
640 87,372
Max Healthcare Institute Ltd.
4,256 47,573
Mphasis Ltd.
552 14,176
MRF Ltd.
13 15,655
Muthoot Finance Ltd.
753 18,354
Nestle India Ltd.
1,618 40,488
NHPC Ltd.
15,236 12,693
NMDC Ltd.
20,754 14,819
NTPC Ltd.
22,431 79,838
Oberoi Realty Ltd.
600 10,179
Oil & Natural Gas Corp. Ltd.
15,886 40,893
Oil India Ltd.
2,355 9,223
Oracle Financial Services
Software Ltd.
101 8,961
Page Industries Ltd.
24 11,112
PB Fintech Ltd. *
1,591 26,611
Persistent Systems Ltd.
453 27,458
Petronet LNG Ltd.
3,652 11,824
Phoenix Mills Ltd.
1,044 18,470
PI Industries Ltd.
474 16,326
Pidilite Industries Ltd.
711 21,596
Polycab India Ltd.
280 15,082
Power Finance Corp. Ltd.
7,531 31,353
Power Grid Corp. of India Ltd.
23,455 67,239
Prestige Estates Projects Ltd.
630 8,111
Punjab National Bank
12,246 12,230
Rail Vikas Nigam Ltd.
2,429 9,227
REC Ltd.
6,357 26,175
Reliance Industries Ltd.
31,905 437,572
Samvardhana Motherson
International Ltd.
10,995 14,901
SBI Cards & Payment Services
Ltd.
1,384 13,267
Number
of Shares Value $
SBI Life Insurance Co. Ltd., 144A
2,192 35,835
Shree Cement Ltd.
27 8,419
Shriram Finance Ltd.
7,525 53,086
Siemens Ltd.
501 26,472
Solar Industries India Ltd.
143 14,235
Sona Blw Precision Forgings
Ltd., 144A
2,520 14,224
SRF Ltd.
534 17,059
State Bank of India
9,629 75,796
Sun Pharmaceutical Industries
Ltd.
4,917 89,528
Sundaram Finance Ltd.
404 20,951
Supreme Industries Ltd.
354 13,468
Suzlon Energy Ltd. *
44,001 24,997
Tata Communications Ltd.
497 7,682
Tata Consultancy Services Ltd.
4,730 188,287
Tata Consumer Products Ltd.
3,189 35,121
Tata Elxsi Ltd.
183 11,316
Tata Motors Ltd.
10,697 75,872
Tata Power Co. Ltd.
7,492 29,042
Tata Steel Ltd.
39,436 61,833
Tech Mahindra Ltd.
2,740 46,589
Thermax Ltd.
230 8,539
Titan Co. Ltd.
1,827 64,250
Torrent Pharmaceuticals Ltd.
430 14,487
Torrent Power Ltd.
895 12,918
Trent Ltd.
930 51,563
Tube Investments of India Ltd.
571 16,067
TVS Motor Co. Ltd.
1,128 28,689
UltraTech Cement Ltd.
618 71,533
Union Bank of India Ltd.
8,835 11,318
United Spirits Ltd.
1,735 25,468
UPL Ltd.
2,667 19,292
Varun Beverages Ltd.
5,502 27,418
Vedanta Ltd.
6,920 31,218
Vodafone Idea Ltd. *
109,132 9,416
Voltas Ltd.
1,100 16,595
Wipro Ltd.
12,274 38,946
Yes Bank Ltd. *
52,644 10,077
Zomato Ltd. *
33,753 85,671
Zydus Lifesciences Ltd.
1,144 11,460
(Cost $5,264,330)
6,839,648
Indonesia — 0.3%
Alamtri Resources Indonesia
Tbk PT
80,252 10,019
Amman Mineral Internasional
PT *
37,260 14,720
GoTo Gojek Tokopedia Tbk PT *
5,142,523 23,262
PT Astra International Tbk
125,908 34,401
PT Bank Central Asia Tbk
324,227 164,753
PT Bank Mandiri Persero Tbk
204,323 56,688

DBX ETF Trust | 13
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
PT Bank Negara Indonesia
Persero Tbk
80,924 19,670
PT Bank Rakyat Indonesia
Persero Tbk
388,513 78,734
PT Barito Pacific Tbk
139,624 6,611
PT Chandra Asri Pacific Tbk
45,894 18,546
PT Charoen Pokphand Indonesia
Tbk
45,004 11,373
PT Indofood CBP Sukses
Makmur Tbk
14,788 9,320
PT Indofood Sukses Makmur Tbk
12,772 5,489
PT Kalbe Farma Tbk
124,106 8,084
PT Sumber Alfaria Trijaya Tbk
106,701 14,158
PT Telkom Indonesia Persero
Tbk
270,415 38,328
PT United Tractors Tbk
10,949 14,759
(Cost $642,948)
528,915
Ireland — 0.8%
AerCap Holdings NV
1,094 112,791
AIB Group PLC
11,983 83,658
Bank of Ireland Group PLC
5,631 66,240
DCC PLC
559 37,690
Experian PLC
5,334 252,551
James Hardie Industries PLC
CDI *
2,403 75,463
Kerry Group PLC, Class A
930 97,728
Kingspan Group PLC
865 70,932
PDD Holdings, Inc., ADR *
4,056 461,127
(Cost $927,078)
1,258,180
Israel — 0.6%
Azrieli Group Ltd.
243 18,573
Bank Hapoalim BM
6,950 94,608
Bank Leumi Le-Israel BM
8,481 112,347
Check Point Software
Technologies Ltd. *
537 118,280
CyberArk Software Ltd. *
243 88,416
Elbit Systems Ltd.
139 42,188
Global-e Online Ltd. *
553 23,569
ICL Group Ltd.
4,048 24,568
Israel Discount Bank Ltd., Class
A
7,730 59,725
Mizrahi Tefahot Bank Ltd.
977 45,812
Monday.com Ltd. *
205 60,838
Nice Ltd. *
381 55,211
Nova Ltd. *
172 41,928
Teva Pharmaceutical Industries
Ltd., ADR *
6,613 108,850
Wix.com Ltd. *
276 55,390
(Cost $720,181)
950,303
Italy — 1.7%
Amplifon SpA
709 17,938
Banco BPM SpA
7,270 72,550
BPER Banca SPA
5,561 42,388
Number
of Shares Value $
Davide Campari-Milano NV
3,252 19,316
DiaSorin SpA
146 15,365
Enel SpA
47,398 347,079
Eni SpA
13,825 198,685
Ferrari NV
729 340,303
FinecoBank Banca Fineco SpA
3,444 64,165
Generali
5,551 182,770
Infrastrutture Wireless Italiane
SpA, 144A
2,094 21,027
Intesa Sanpaolo SpA
85,343 419,015
Leonardo SpA
2,291 91,641
Mediobanca Banca di Credito
Finanziario SpA
2,670 47,501
Moncler SpA
1,271 87,177
Nexi SpA, 144A *
3,159 16,582
Poste Italiane SpA, 144A
2,796 45,029
Prysmian SpA
1,577 93,312
Recordati Industria Chimica e
Farmaceutica SpA
610 34,360
Snam SpA
11,541 55,658
Telecom Italia SpA *
58,221 16,349
Terna - Rete Elettrica Nazionale
7,344 61,404
UniCredit SpA
7,989 419,425
Unipol Assicurazioni SpA
2,152 32,012
(Cost $1,838,994)
2,741,051
Japan — 13.4%
Advantest Corp.
4,700 253,398
Aeon Co. Ltd.
4,300 105,233
AGC, Inc.
1,000 29,854
Aisin Corp.
3,800 44,643
Ajinomoto Co., Inc.
2,517 100,406
ANA Holdings, Inc.
1,000 18,932
Asahi Group Holdings Ltd.
8,400 103,957
Asahi Kasei Corp.
7,500 50,893
Asics Corp.
4,420 97,893
Astellas Pharma, Inc.
10,500 101,418
Bandai Namco Holdings, Inc.
3,900 129,538
Bridgestone Corp.
3,100 120,223
Canon, Inc.
5,500 184,984
Capcom Co. Ltd.
2,100 51,630
Central Japan Railway Co.
4,800 94,463
Chiba Bank Ltd.
4,000 35,952
Chubu Electric Power Co., Inc.
4,200 44,264
Chugai Pharmaceutical Co. Ltd.
4,081 202,972
Concordia Financial Group Ltd.
5,900 34,216
Dai Nippon Printing Co. Ltd.
2,000 28,924
Daifuku Co. Ltd.
1,800 46,562
Dai-ichi Life Holdings, Inc.
5,600 164,241
Daiichi Sankyo Co. Ltd.
10,074 230,678
Daikin Industries Ltd.
1,413 147,368
Daito Trust Construction Co. Ltd.
300 31,139
Daiwa House Industry Co. Ltd.
3,171 103,976

14 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Daiwa Securities Group, Inc.
7,600 52,834
Denso Corp.
10,900 140,110
Dentsu Group, Inc.
990 20,420
Disco Corp.
523 130,529
East Japan Railway Co.
5,410 106,665
Eisai Co. Ltd.
1,200 34,349
ENEOS Holdings, Inc.
15,993 84,876
FANUC Corp.
5,525 158,151
Fast Retailing Co. Ltd.
1,067 322,294
Fuji Electric Co. Ltd.
800 35,075
FUJIFILM Holdings Corp.
6,600 132,758
Fujikura Ltd.
1,400 57,103
Fujitsu Ltd.
9,600 183,601
Hankyu Hanshin Holdings, Inc.
1,200 31,312
Hikari Tsushin, Inc.
100 25,190
Hitachi Ltd.
27,040 673,598
Honda Motor Co. Ltd.
26,048 241,039
Hoshizaki Corp.
656 26,295
Hoya Corp.
1,940 225,465
Hulic Co. Ltd.
2,500 23,284
Idemitsu Kosan Co. Ltd.
5,960 40,127
Inpex Corp.
5,700 72,190
Isuzu Motors Ltd.
4,000 52,413
ITOCHU Corp.
7,100 314,544
Japan Airlines Co. Ltd.
900 15,434
Japan Exchange Group, Inc.
5,700 59,732
Japan Post Bank Co. Ltd.
8,000 80,114
Japan Post Holdings Co. Ltd.
11,199 118,697
Japan Post Insurance Co. Ltd.
1,100 21,271
Japan Tobacco, Inc.
7,129 177,592
JFE Holdings, Inc.
3,800 47,281
Kajima Corp.
2,200 45,510
Kansai Electric Power Co., Inc.
5,400 62,148
Kao Corp.
2,611 112,325
Kawasaki Kisen Kaisha Ltd.
2,100 30,425
KDDI Corp.
9,000 292,596
Keyence Corp.
1,084 427,810
Kikkoman Corp.
4,300 41,519
Kirin Holdings Co. Ltd.
4,825 64,954
Kobe Bussan Co. Ltd.
800 17,723
Komatsu Ltd.
5,400 160,205
Konami Group Corp.
500 60,767
Kubota Corp.
5,900 72,528
Kyocera Corp.
7,218 79,547
Kyowa Kirin Co. Ltd.
1,200 16,896
Lasertec Corp.
462 41,033
LY Corp.
14,900 50,114
M3, Inc.
2,442 28,583
Makita Corp.
1,400 45,459
Marubeni Corp.
8,000 124,755
MatsukiyoCocokara & Co.
1,800 27,299
Number
of Shares Value $
MEIJI Holdings Co. Ltd.
1,500 30,691
MINEBEA MITSUMI, Inc.
1,600 24,457
Mitsubishi Chemical Group
Corp.
7,100 35,902
Mitsubishi Corp.
19,419 322,048
Mitsubishi Electric Corp.
10,800 165,514
Mitsubishi Estate Co. Ltd.
6,700 97,851
Mitsubishi HC Capital, Inc.
5,000 33,547
Mitsubishi Heavy Industries Ltd.
18,200 240,233
Mitsubishi UFJ Financial Group,
Inc.
64,900 820,438
Mitsui & Co. Ltd.
15,000 278,507
Mitsui Fudosan Co. Ltd.
15,013 129,650
Mitsui OSK Lines Ltd.
1,900 69,949
Mizuho Financial Group, Inc.
13,847 384,222
MonotaRO Co. Ltd.
1,200 20,132
MS&AD Insurance Group
Holdings, Inc.
7,227 150,267
Murata Manufacturing Co. Ltd.
9,665 163,753
NEC Corp.
1,345 129,242
Nexon Co. Ltd.
1,460 19,625
Nidec Corp.
5,128 91,448
Nintendo Co. Ltd.
6,186 458,603
Nippon Building Fund, Inc. REIT
46 38,014
Nippon Paint Holdings Co. Ltd.
6,300 46,601
Nippon Sanso Holdings Corp.
1,000 30,285
Nippon Steel Corp.
5,310 117,428
Nippon Telegraph & Telephone
Corp.
172,400 166,519
Nippon Yusen KK
2,400 84,004
Nissan Motor Co. Ltd.
11,300 32,286
Nissin Foods Holdings Co. Ltd.
945 19,034
Nitori Holdings Co. Ltd.
401 41,329
Nitto Denko Corp.
4,600 89,473
Nomura Holdings, Inc.
16,900 108,674
Nomura Research Institute Ltd.
2,156 71,282
NTT Data Group Corp.
4,100 75,635
Obayashi Corp.
4,200 56,443
Obic Co. Ltd.
2,000 57,249
Olympus Corp.
6,787 92,291
Omron Corp.
1,100 32,934
Ono Pharmaceutical Co. Ltd.
1,700 18,329
Oracle Corp.
200 18,939
Oriental Land Co. Ltd.
6,325 129,664
ORIX Corp.
6,484 133,010
Osaka Gas Co. Ltd.
1,808 41,484
Otsuka Corp.
1,216 26,503
Otsuka Holdings Co. Ltd.
2,483 120,822
Pan Pacific International
Holdings Corp.
2,100 55,494
Panasonic Holdings Corp.
13,981 173,073
Rakuten Group, Inc. *
8,100 49,541
Recruit Holdings Co. Ltd.
8,200 479,357

DBX ETF Trust | 15
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Renesas Electronics Corp.
9,765 159,869
Resona Holdings, Inc.
11,200 86,603
Ricoh Co. Ltd.
2,761 29,795
SBI Holdings, Inc.
1,517 43,655
SCREEN Holdings Co. Ltd.
400 28,352
SCSK Corp.
900 22,348
Secom Co. Ltd.
2,310 78,982
Seiko Epson Corp.
1,700 28,594
Sekisui Chemical Co. Ltd.
2,200 37,333
Sekisui House Ltd.
3,800 85,575
Seven & i Holdings Co. Ltd.
12,883 183,487
SG Holdings Co. Ltd.
1,900 19,343
Shimadzu Corp.
1,400 36,829
Shimano, Inc.
453 61,434
Shin-Etsu Chemical Co. Ltd.
10,495 313,173
Shionogi & Co. Ltd.
4,727 70,433
Shiseido Co. Ltd.
1,927 34,768
SMC Corp.
314 112,638
SoftBank Corp.
165,000 234,235
SoftBank Group Corp.
5,700 313,257
Sompo Holdings, Inc.
5,600 164,613
Sony Group Corp.
35,300 876,784
Subaru Corp.
3,900 71,337
Sumitomo Corp.
6,100 135,911
Sumitomo Electric Industries
Ltd.
4,600 80,015
Sumitomo Metal Mining Co. Ltd.
1,528 33,273
Sumitomo Mitsui Financial
Group, Inc.
22,000 554,183
Sumitomo Mitsui Trust Holdings,
Inc.
4,320 109,768
Sumitomo Realty &
Development Co. Ltd.
1,656 57,270
Suntory Beverage & Food Ltd.
800 25,567
Suzuki Motor Corp.
9,000 108,872
Sysmex Corp.
2,500 44,956
T&D Holdings, Inc.
2,500 52,064
Taisei Corp.
800 35,904
Takeda Pharmaceutical Co. Ltd.
9,153 263,521
TDK Corp.
11,075 116,684
Terumo Corp.
7,500 132,677
TIS, Inc.
1,000 27,701
Toho Co. Ltd.
700 32,950
Tokio Marine Holdings, Inc.
10,853 381,894
Tokyo Electron Ltd.
2,464 362,148
Tokyo Gas Co. Ltd.
1,900 59,751
Tokyu Corp.
3,200 36,850
TOPPAN Holdings, Inc.
1,100 32,313
Toray Industries, Inc.
7,847 51,919
Toyota Industries Corp.
900 77,334
Toyota Motor Corp.
54,220 968,529
Toyota Tsusho Corp.
4,000 66,297
Number
of Shares Value $
Trend Micro, Inc.
786 57,383
Unicharm Corp.
6,415 48,133
West Japan Railway Co.
2,441 48,290
Yakult Honsha Co. Ltd.
1,200 24,122
Yamaha Motor Co. Ltd.
5,200 42,488
Yaskawa Electric Corp.
1,300 34,828
Yokogawa Electric Corp.
1,461 27,675
Zensho Holdings Co. Ltd.
600 30,232
ZOZO, Inc.
733 22,813
(Cost $16,465,640)
21,413,824
Kazakhstan — 0.0%
Solidcore Resources PLC * (b)
(Cost $24,991)
1,592 0
Kuwait — 0.2%
Boubyan Bank KSCP
7,025 15,237
Gulf Bank KSCP
7,703 8,578
Kuwait Finance House KSCP
56,616 146,810
Mabanee Co KPSC
3,858 10,329
Mobile Telecommunications Co.
KSCP
10,296 16,366
National Bank of Kuwait SAKP
43,606 145,400
(Cost $260,380)
342,720
Luxembourg — 0.1%
ArcelorMittal SA
2,628 74,806
CVC Capital Partners PLC, 144A
*
1,210 27,526
Eurofins Scientific SE
743 37,235
Reinet Investments SCA
788 19,317
Tenaris SA
2,544 47,502
(Cost $188,385)
206,386
Macau — 0.0%
Sands China Ltd. *
(Cost $49,213)
12,920 29,571
Malaysia — 0.4%
AMMB Holdings Bhd
10,087 13,020
Axiata Group Bhd
11,876 5,562
Celcomdigi Bhd
20,644 17,070
CIMB Group Holdings Bhd
42,918 75,113
Gamuda Bhd
19,198 18,757
Genting Bhd
15,600 11,501
Hong Leong Bank Bhd
3,524 16,899
IHH Healthcare Bhd
9,091 15,177
IOI Corp. Bhd
12,200 10,635
Kuala Lumpur Kepong Bhd
2,217 10,244
Malayan Banking Bhd
32,323 77,648
Maxis Bhd
12,100 9,382
MISC Bhd
5,400 8,834
MR DIY Group M Bhd, 144A
17,400 5,381
Nestle Malaysia Bhd
300 5,677
Petronas Chemicals Group Bhd
20,457 17,053

16 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Petronas Dagangan Bhd
1,500 6,454
Petronas Gas Bhd
4,041 15,847
PPB Group Bhd
2,440 5,872
Press Metal Aluminium Holdings
Bhd
19,400 21,954
Public Bank Bhd
82,700 83,951
QL Resources Bhd
12,700 13,803
RHB Bank Bhd
10,331 15,997
SD Guthrie Bhd
12,711 14,441
Sime Darby Bhd
25,100 12,318
Sunway Bhd
11,100 11,467
Telekom Malaysia Bhd
4,400 6,734
Tenaga Nasional Bhd
15,600 47,543
YTL Corp. Bhd
21,000 8,894
YTL Power International Bhd
20,000 14,207
(Cost $574,495)
597,435
Mexico — 0.5%
Alfa SAB de CV, Class A
23,092 19,762
America Movil SAB de CV,
Series B
105,177 74,761
Arca Continental SAB de CV
2,957 30,541
Cemex SAB de CV, Series CPO
78,013 47,937
Coca-Cola Femsa SAB de CV
2,884 25,679
Fibra Uno Administracion SA de
CV REIT
16,302 17,679
Fomento Economico Mexicano
SAB de CV
10,606 99,584
Gruma SAB de CV, Class B
871 15,040
Grupo Aeroportuario del Centro
Norte SAB de CV
1,232 11,844
Grupo Aeroportuario del Pacifico
SAB de CV, Class B *
2,207 41,602
Grupo Aeroportuario del Sureste
SAB de CV, Class B
849 22,949
Grupo Bimbo SAB de CV, Series
A
6,410 17,193
Grupo Carso SAB de CV, Series
A1
3,353 19,424
Grupo Comercial Chedraui SA
de CV
2,399 13,733
Grupo Financiero Banorte SAB
de CV, Class O
14,311 100,847
Grupo Financiero Inbursa SAB
de CV, Class O *
10,620 24,584
Grupo Mexico SAB de CV, Series
B
17,608 82,780
Industrias Penoles SAB de CV *
1,283 19,628
Kimberly-Clark de Mexico SAB
de CV, Class A
7,741 11,577
Prologis Property Mexico SA de
CV REIT
6,183 19,556
Promotora y Operadora de
Infraestructura SAB de CV
1,061 10,567
Wal-Mart de Mexico SAB de CV
30,080 79,583
(Cost $758,248)
806,850
Number
of Shares Value $
Netherlands — 2.9%
ABN AMRO Bank NV, 144A
2,936 55,401
Adyen NV, 144A *
129 233,004
Aegon Ltd.
7,688 48,409
Akzo Nobel NV
986 60,879
Argenx SE *
347 214,968
ASM International NV
261 138,948
ASML Holding NV
2,254 1,586,694
ASR Nederland NV
807 42,544
BE Semiconductor Industries NV
439 48,454
Euronext NV, 144A
490 61,606
EXOR NV
550 53,403
Ferrovial SE
2,981 132,414
Heineken Holding NV
704 51,595
Heineken NV
1,609 135,531
IMCD NV
294 43,567
ING Groep NV
19,653 349,515
JDE Peet's NV
537 10,027
Koninklijke Ahold Delhaize NV
5,182 182,607
Koninklijke KPN NV
22,226 84,847
Koninklijke Philips NV *
4,672 121,550
Nebius Group N.V., Class A * (b)
1,576 0
NEPI Rockcastle NV *
3,766 27,073
NN Group NV
1,482 74,992
Prosus NV *
7,996 348,292
QIAGEN NV *
1,264 48,292
Randstad NV
712 28,576
Stellantis NV
11,502 147,475
Universal Music Group NV
4,654 129,627
Wolters Kluwer NV
1,417 216,961
(Cost $3,538,850)
4,677,251
New Zealand — 0.2%
Auckland International Airport
Ltd.
9,812 44,919
Contact Energy Ltd.
4,722 24,445
Fisher & Paykel Healthcare Corp.
Ltd.
3,201 61,052
Infratil Ltd.
5,311 32,368
Meridian Energy Ltd.
7,541 24,900
Xero Ltd. *
855 90,577
(Cost $244,915)
278,261
Norway — 0.4%
Aker BP ASA
1,730 35,711
DNB Bank ASA
4,917 113,067
Equinor ASA
4,660 106,495
Gjensidige Forsikring ASA
1,014 20,778
Kongsberg Gruppen ASA
465 56,353
Mowi ASA
2,476 46,032
Norsk Hydro ASA
7,195 42,301
Orkla ASA
4,274 41,248
Salmar ASA
465 22,996

DBX ETF Trust | 17
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Telenor ASA
3,322 43,002
Yara International ASA
1,106 31,393
(Cost $514,802)
559,376
Peru — 0.1%
Cia de Minas Buenaventura
SAA, ADR
1,167 14,879
Credicorp Ltd.
369 67,535
(Cost $74,755)
82,414
Philippines — 0.1%
Ayala Corp.
1,280 12,184
Ayala Land, Inc.
40,600 15,192
Bank of the Philippine Islands
11,415 24,467
BDO Unibank, Inc.
13,760 35,591
International Container Terminal
Services, Inc.
4,900 29,556
Jollibee Foods Corp.
1,900 8,426
Manila Electric Co.
1,780 15,040
Metropolitan Bank & Trust Co.
10,501 12,965
PLDT, Inc.
445 10,205
SM Investments Corp.
1,045 13,785
SM Prime Holdings, Inc.
62,900 24,187
(Cost $204,365)
201,598
Poland — 0.3%
Allegro.eu SA, 144A *
3,418 23,650
Bank Polska Kasa Opieki SA
1,056 44,379
CD Projekt SA
376 20,598
Dino Polska SA, 144A *
295 36,143
InPost SA *
1,121 19,292
KGHM Polska Miedz SA
859 27,489
LPP SA
6 27,084
mBank SA *
100 18,298
ORLEN SA
2,958 45,849
PGE Polska Grupa Energetyczna
SA *
5,130 9,035
Powszechna Kasa Oszczednosci
Bank Polski SA
4,953 84,608
Powszechny Zaklad Ubezpieczen
SA
3,565 47,520
Santander Bank Polska SA
232 29,858
(Cost $344,929)
433,803
Portugal — 0.1%
EDP SA
19,025 61,378
Galp Energia SGPS SA
2,631 43,382
Jeronimo Martins SGPS SA
1,373 29,568
(Cost $139,474)
134,328
Qatar — 0.2%
Al Rayan Bank
37,307 23,772
Barwa Real Estate Co.
7,266 5,690
Commercial Bank PSQC
17,134 21,280
Dukhan Bank
10,103 10,203
Industries Qatar QSC
7,879 28,629
Number
of Shares Value $
Mesaieed Petrochemical Holding
Co.
25,772 10,115
Ooredoo QPSC
5,108 17,452
Qatar Electricity & Water Co.
QSC
2,691 10,975
Qatar Fuel QSC
2,870 11,327
Qatar Gas Transport Co. Ltd.
15,797 19,524
Qatar International Islamic Bank
QSC
7,580 22,255
Qatar Islamic Bank QPSC
9,045 51,746
Qatar National Bank QPSC
28,417 129,558
(Cost $329,710)
362,526
Russia — 0.0%
Alrosa PJSC * (b)
15,266 0
Gazprom PJSC * (b)
63,321 0
GMK Norilskiy Nickel PAO * (b)
35,200 0
Inter RAO UES PJSC * (b)
208,853 0
LUKOIL PJSC * (b)
2,194 0
Magnit PJSC * (b)
443 0
Mobile TeleSystems PJSC, ADR
* (b)
3,019 0
Moscow Exchange MICEX-RTS
PJSC * (b)
8,105 0
Novatek PJSC * (b)
5,150 0
Novolipetsk Steel PJSC * (b)
7,219 0
Ozon Holdings PLC, ADR * (b)
322 0
PhosAgro PJSC * (b)
217 0
PhosAgro PJSC, GDR * (b)
4 0
Polyus PJSC * (b)
204 0
Rosneft Oil Co. PJSC * (b)
6,103 0
Sberbank of Russia PJSC * (b)
57,586 0
Severstal PAO * (b)
1,243 0
Surgutneftegas PAO * (b)
29,592 0
Tatneft PJSC * (b)
7,874 0
TKS Holding MKPAO JSC * (b)
70 0
United Co. RUSAL International
PJSC * (b)
21,438 0
VK IPJSC * (b)
417 0
VK IPJSC, GDR * (b)
35 0
VTB Bank PJSC * (b)
3,389 0
X5 Retail Group NV, GDR * (b)
635 0
(Cost $1,047,597)
0
Saudi Arabia — 1.1%
ACWA Power Co.
892 88,384
Ades Holding Co.
1,878 8,613
Al Rajhi Bank
11,644 309,861
Al Rajhi Co. For Co.-Operative
Insurance *
183 8,149
Alinma Bank
6,648 53,712
Almarai Co. JSC
3,193 48,359
Arab National Bank
3,981 22,992
Arabian Internet &
Communications Services Co.
132 11,270

18 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Bank AlBilad
3,176 32,096
Bank Al-Jazira *
3,111 14,716
Banque Saudi Fransi
6,719 30,600
Bupa Arabia for Cooperative
Insurance Co.
387 17,584
Co. for Cooperative Insurance
415 16,001
Dallah Healthcare Co.
193 7,421
Dar Al Arkan Real Estate
Development Co. *
3,148 15,009
Dr Sulaiman Al Habib Medical
Services Group Co.
439 32,846
Elm Co.
142 40,317
Etihad Etisalat Co.
2,045 33,808
Jarir Marketing Co.
3,200 10,802
Mouwasat Medical Services Co.
497 11,211
Nahdi Medical Co.
215 6,753
Riyad Bank
7,409 58,280
SABIC Agri-Nutrients Co.
1,167 33,731
Sahara International
Petrochemical Co.
1,801 10,267
SAL Saudi Logistics Services
155 10,109
Saudi Arabian Mining Co. *
7,089 86,290
Saudi Arabian Oil Co., 144A
34,305 247,891
Saudi Aramco Base Oil Co.
330 9,099
Saudi Awwal Bank
5,161 48,716
Saudi Basic Industries Corp.
4,749 78,511
Saudi Electricity Co.
3,192 14,163
Saudi Industrial Investment
Group
2,082 9,271
Saudi Investment Bank
3,382 13,004
Saudi Kayan Petrochemical Co. *
4,663 7,560
Saudi National Bank
17,032 158,953
Saudi Research & Media Group *
223 12,190
Saudi Tadawul Group Holding
Co.
210 11,815
Saudi Telecom Co.
11,812 142,520
Yanbu National Petrochemical
Co.
1,411 13,150
(Cost $1,550,348)
1,786,024
Singapore — 1.2%
BOC Aviation Ltd., 144A
1,207 9,304
CapitaLand Ascendas REIT
20,308 38,619
CapitaLand Integrated
Commercial Trust REIT
29,540 43,060
CapitaLand Investment Ltd.
13,657 25,870
DBS Group Holdings Ltd.
11,546 392,143
Genting Singapore Ltd.
43,300 23,389
Grab Holdings Ltd., Class A *
12,610 61,158
Keppel Ltd.
8,300 42,131
Oversea-Chinese Banking Corp.
Ltd.
19,366 246,616
Sea Ltd., ADR *
2,185 278,085
Sembcorp Industries Ltd.
6,000 27,038
Number
of Shares Value $
Singapore Airlines Ltd.
9,250 46,611
Singapore Exchange Ltd.
5,593 55,663
Singapore Technologies
Engineering Ltd.
9,230 36,949
Singapore Telecommunications
Ltd.
42,200 106,167
Trip.com Group Ltd. *
3,581 201,036
United Overseas Bank Ltd.
7,222 204,137
Wilmar International Ltd.
11,037 26,215
(Cost $1,481,945)
1,864,191
South Africa — 0.7%
Absa Group Ltd.
4,792 48,133
Anglo American Platinum Ltd.
471 14,169
Aspen Pharmacare Holdings Ltd.
2,051 17,901
Bid Corp. Ltd.
1,959 47,156
Bidvest Group Ltd.
1,696 22,260
Capitec Bank Holdings Ltd.
492 80,844
Clicks Group Ltd.
1,143 21,050
Discovery Ltd.
2,955 32,683
FirstRand Ltd.
28,552 107,906
Gold Fields Ltd.
4,952 86,338
Harmony Gold Mining Co. Ltd.
3,192 30,748
Impala Platinum Holdings Ltd. *
5,574 26,255
Kumba Iron Ore Ltd.
402 7,950
MTN Group Ltd.
9,453 59,729
Naspers Ltd., Class N
997 236,257
Nedbank Group Ltd.
2,609 39,018
Old Mutual Ltd.
27,458 18,579
OUTsurance Group Ltd.
5,577 21,277
Pepkor Holdings Ltd., 144A
10,590 14,597
Remgro Ltd.
3,365 26,551
Sanlam Ltd.
9,647 44,497
Sasol Ltd.
3,265 14,137
Shoprite Holdings Ltd.
3,115 45,786
Standard Bank Group Ltd.
8,048 93,759
Vodacom Group Ltd.
2,761 17,258
Woolworths Holdings Ltd.
5,606 17,450
(Cost $1,118,681)
1,192,288
South Korea — 2.4%
Alteogen, Inc. *
225 59,522
Amorepacific Corp. *
157 12,578
Celltrion, Inc.
945 118,860
CJ CheilJedang Corp.
38 6,156
Coway Co. Ltd.
301 16,666
DB Insurance Co. Ltd.
263 16,432
Doosan Bobcat, Inc.
160 5,141
Doosan Enerbility Co. Ltd. *
2,407 41,792
Ecopro BM Co. Ltd. *
246 20,011
Ecopro Co. Ltd.
529 22,492
Ecopro Materials Co. Ltd. *
106 6,289
Hana Financial Group, Inc.
1,591 64,710

DBX ETF Trust | 19
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Hanjin Kal Corp.
155 8,805
Hankook Tire & Technology Co.
Ltd. *
342 8,860
Hanmi Semiconductor Co. Ltd.
251 16,042
Hanwha Aerospace Co. Ltd.
173 70,245
Hanwha Ocean Co. Ltd. *
659 33,470
Hanwha Solutions Corp.
1 15
HD Hyundai Co. Ltd.
267 13,305
HD Hyundai Electric Co. Ltd.
140 31,150
HD Hyundai Heavy Industries
Co. Ltd.
122 24,685
HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
196 28,672
HLB, Inc. *
662 40,411
HMM Co. Ltd.
1,687 22,591
HYBE Co. Ltd. *
99 17,426
Hyundai Glovis Co. Ltd.
217 19,298
Hyundai Mobis Co. Ltd.
311 52,191
Hyundai Motor Co.
788 103,961
Hyundai Rotem Co. Ltd. *
394 21,061
Industrial Bank of Korea
1,244 13,257
Kakao Corp. *
1,622 47,843
KakaoBank Corp.
701 11,812
KB Financial Group, Inc.
2,149 115,023
Kia Corp.
1,348 85,880
Korea Aerospace Industries
Ltd. *
404 17,426
Korea Electric Power Corp.
1,465 21,381
Korea Investment Holdings Co.
Ltd.
306 16,650
Korea Zinc Co. Ltd.
37 18,792
Korean Air Lines Co. Ltd.
983 15,858
Krafton, Inc. *
151 35,456
KT&G Corp.
630 42,333
LG Chem Ltd. *
275 44,082
LG Corp. *
532 24,184
LG Display Co. Ltd. *
1,760 11,008
LG Electronics, Inc.
571 30,796
LG Energy Solution Ltd. *
244 58,711
LG H&H Co. Ltd. *
41 8,955
LG Innotek Co. Ltd. *
79 8,770
LG Uplus Corp.
922 6,668
LS Electric Co. Ltd.
64 10,500
Meritz Financial Group, Inc.
529 43,683
Mirae Asset Securities Co. Ltd.
1,783 10,652
NAVER Corp.
815 115,322
NCSoft Corp. *
112 13,023
NH Investment & Securities Co.
Ltd.
155 1,578
Orion Corp.
110 7,662
POSCO Future M Co. Ltd.
176 17,000
POSCO Holdings, Inc.
398 74,137
Posco International Corp.
477 16,923
Number
of Shares Value $
Samsung Biologics Co. Ltd.,
144A *
91 69,421
Samsung C&T Corp.
444 36,876
Samsung Electro-Mechanics
Co. Ltd.
323 29,807
Samsung Electronics Co. Ltd.
27,673 1,030,951
Samsung Fire & Marine
Insurance Co. Ltd.
160 41,835
Samsung Heavy Industries Co.
Ltd. *
3,538 33,738
Samsung Life Insurance Co. Ltd.
413 24,505
Samsung SDI Co. Ltd.
299 45,783
Samsung SDS Co. Ltd.
242 20,397
Shinhan Financial Group Co. Ltd.
2,352 73,716
SK Biopharmaceuticals Co.
Ltd. *
140 10,910
SK Hynix, Inc.
3,175 412,800
SK Innovation Co. Ltd. *
325 27,926
SK Square Co. Ltd. *
524 32,273
SK Telecom Co. Ltd.
188 7,197
SK, Inc.
186 18,283
SKC Co. Ltd. *
106 9,420
S-Oil Corp.
343 13,341
Woori Financial Group, Inc.
3,437 38,954
Yuhan Corp.
382 31,831
(Cost $3,197,541)
3,858,166
Spain — 1.8%
Acciona SA
148 18,224
ACS Actividades de
Construccion y Servicios SA
976 52,546
Aena SME SA, 144A
436 97,151
Amadeus IT Group SA
2,628 198,246
Banco Bilbao Vizcaya Argentaria
SA
33,717 448,571
Banco de Sabadell SA
30,781 84,872
Banco Santander SA
90,561 584,516
CaixaBank SA
22,585 156,690
Cellnex Telecom SA, 144A *
3,292 117,611
EDP Renovaveis SA
1,642 14,623
Endesa SA
1,847 41,060
Grifols SA *
1,733 19,092
Iberdrola SA
33,333 482,363
Industria de Diseno Textil SA
6,374 343,828
Redeia Corp. SA
2,328 41,730
Repsol SA
6,859 87,588
Telefonica SA
23,743 105,933
(Cost $2,151,110)
2,894,644
Sweden — 2.3%
AddTech AB, Class B
1,418 42,617
Alfa Laval AB
1,552 66,954
Assa Abloy AB, Class B
5,655 172,952
Atlas Copco AB, Class A
15,502 263,116
Atlas Copco AB, Class B
8,935 132,733

20 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Beijer Ref AB
2,004 29,873
Boliden AB
1,552 54,198
Epiroc AB, Class A
3,855 75,044
Epiroc AB, Class B
2,292 39,083
EQT AB
2,046 63,335
Essity AB, Class B
3,395 93,490
Evolution AB, 144A
962 73,532
Fastighets AB Balder, Class B *
3,714 26,298
H & M Hennes & Mauritz AB,
Class B
3,008 40,271
Hexagon AB, Class B
12,109 137,711
Holmen AB, Class B
415 16,319
Industrivarden AB, Class A
708 26,697
Industrivarden AB, Class C
1,010 38,056
Indutrade AB
1,465 41,608
Investment AB Latour, Class B
861 23,286
Investor AB, Class B
10,176 302,196
L E Lundbergforetagen AB,
Class B
437 21,754
Lifco AB, Class B
1,230 41,994
Nibe Industrier AB, Class B
8,109 30,306
Saab AB, Class B
1,776 52,709
Sagax AB, Class B
1,056 21,989
Sandvik AB
6,041 130,559
Securitas AB, Class B
2,836 41,063
Skandinaviska Enskilda Banken
AB, Class A
8,981 144,010
Skanska AB, Class B
1,835 43,425
SKF AB, Class B
1,799 38,730
Spotify Technology SA *
895 544,169
Svenska Cellulosa AB SCA,
Class B
3,491 47,791
Svenska Handelsbanken AB,
Class A
8,823 110,502
Swedbank AB, Class A
5,070 121,628
Swedish Orphan Biovitrum AB *
1,011 29,634
Tele2 AB, Class B
3,365 39,878
Telefonaktiebolaget LM Ericsson,
Class B
15,273 125,054
Telia Co. AB
14,418 46,868
Trelleborg AB, Class B
1,212 47,007
Volvo AB, Class B
9,269 286,667
(Cost $3,038,794)
3,725,106
Switzerland — 6.5%
ABB Ltd.
9,253 495,058
Alcon, Inc.
2,910 268,779
Avolta AG *
537 24,288
Baloise Holding AG
272 52,325
Banque Cantonale Vaudoise
172 18,287
Barry Callebaut AG
17 20,540
BKW AG
142 24,942
Number
of Shares Value $
Chocoladefabriken Lindt &
Spruengli AG Participation
Certificates
9 113,528
Cie Financiere Richemont SA,
Class A
3,133 636,697
Coca-Cola HBC AG *
1,143 48,309
DSM-Firmenich AG
1,095 116,998
EMS-Chemie Holding AG
44 30,699
Galderma Group AG *
488 59,417
Geberit AG
195 114,113
Givaudan SA
56 251,673
Glencore PLC *
59,621 239,354
Helvetia Holding AG
221 41,314
Holcim AG *
3,055 333,396
Julius Baer Group Ltd.
1,090 73,154
Kuehne + Nagel International AG
294 67,594
Logitech International SA
834 81,650
Lonza Group AG
419 263,850
Nestle SA
15,200 1,466,553
Novartis AG
11,484 1,242,070
Partners Group Holding AG
131 191,941
Roche Holding AG
174 60,932
Roche Holding AG
4,105 1,360,226
Sandoz Group AG
2,435 106,655
Schindler Holding AG
143 41,968
Schindler Holding AG
Participation Certificates
259 79,052
SGS SA
834 85,529
SIG Group AG *
1,604 31,798
Sika AG
887 224,660
Sonova Holding AG
293 93,778
STMicroelectronics NV
3,706 91,228
Straumann Holding AG
652 88,130
Swatch Group AG — Bearer
165 31,979
Swiss Life Holding AG
162 140,802
Swiss Prime Site AG
424 48,882
Swiss Re AG
1,781 284,621
Swisscom AG
155 88,147
Temenos AG
294 24,046
UBS Group AG
19,235 658,244
VAT Group AG, 144A
150 55,883
Zurich Insurance Group AG
856 562,735
(Cost $8,099,481)
10,435,824
Taiwan — 5.3%
Accton Technology Corp.
3,579 73,407
Acer, Inc.
18,006 21,484
Advantech Co. Ltd.
2,443 30,228
Airtac International Group
754 22,290
Alchip Technologies Ltd.
404 40,446
ASE Technology Holding Co. Ltd.
19,724 102,790
Asia Cement Corp.
11,867 15,117
Asia Vital Components Co. Ltd.
1,765 28,885

DBX ETF Trust | 21
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Asustek Computer, Inc.
3,702 76,945
AUO Corp. *
37,980 17,652
Catcher Technology Co. Ltd.
3,236 20,365
Cathay Financial Holding Co.
Ltd.
55,849 116,421
Chailease Holding Co. Ltd.
7,941 30,493
Chang Hwa Commercial Bank
Ltd.
44,449 24,587
Cheng Shin Rubber Industry
Co. Ltd.
9,594 14,736
China Airlines Ltd.
17,656 12,806
China Steel Corp.
58,888 43,700
Chunghwa Telecom Co. Ltd.
21,052 82,123
Compal Electronics, Inc.
24,255 28,681
CTBC Financial Holding Co. Ltd.
94,398 117,233
Delta Electronics, Inc.
11,000 134,766
E Ink Holdings, Inc.
4,327 36,330
E.Sun Financial Holding Co. Ltd.
78,297 69,557
Eclat Textile Co. Ltd.
1,052 17,473
eMemory Technology, Inc.
312 28,003
Eva Airways Corp.
15,674 20,540
Evergreen Marine Corp. Taiwan
Ltd.
5,590 36,798
Far Eastern New Century Corp.
19,992 19,619
Far EasTone
Telecommunications Co. Ltd.
8,839 24,217
Feng TAY Enterprise Co. Ltd.
2,494 10,489
First Financial Holding Co. Ltd.
67,073 56,520
Formosa Chemicals & Fibre
Corp.
18,084 16,369
Formosa Plastics Corp.
21,207 25,077
Fortune Electric Co. Ltd.
697 13,382
Fubon Financial Holding Co. Ltd.
46,556 130,960
Gigabyte Technology Co. Ltd.
2,797 22,035
Global Unichip Corp.
512 20,909
Globalwafers Co. Ltd.
1,991 22,936
Hon Hai Precision Industry Co.
Ltd.
73,840 391,563
Hotai Motor Co. Ltd.
1,988 37,564
Hua Nan Financial Holdings Co.
Ltd.
55,128 46,790
Innolux Corp. *
39,143 17,775
International Games System
Co. Ltd.
2,000 59,855
Inventec Corp.
18,949 26,853
KGI Financial Holding Co. Ltd.
86,771 48,261
Largan Precision Co. Ltd.
554 45,586
Lite-On Technology Corp.
10,901 35,548
MediaTek, Inc.
8,509 392,873
Mega Financial Holding Co. Ltd.
63,974 77,305
Micro-Star International Co. Ltd.
4,202 23,691
Nan Ya Plastics Corp.
30,685 31,562
Nien Made Enterprise Co. Ltd.
740 10,058
Novatek Microelectronics Corp.
3,343 55,526
Number
of Shares Value $
Pegatron Corp.
9,481 27,450
PharmaEssentia Corp. *
1,065 20,643
Pou Chen Corp.
11,351 13,284
President Chain Store Corp.
2,846 22,768
Quanta Computer, Inc.
15,739 120,156
Realtek Semiconductor Corp.
2,655 44,503
Ruentex Development Co. Ltd.
9,137 11,835
Shanghai Commercial & Savings
Bank Ltd.
22,181 29,744
Shin Kong Financial Holding Co.
Ltd. *
90,836 34,466
SinoPac Financial Holdings Co.
Ltd.
63,735 44,190
Synnex Technology International
Corp.
6,351 13,646
Taishin Financial Holding Co.
Ltd.
60,080 31,860
Taiwan Business Bank
36,232 17,281
Taiwan Cooperative Financial
Holding Co. Ltd.
65,587 49,072
Taiwan High Speed Rail Corp.
9,687 8,119
Taiwan Mobile Co. Ltd.
8,308 28,991
Taiwan Semiconductor
Manufacturing Co. Ltd.
141,841 4,495,684
TCC Group Holdings Co. Ltd.
39,815 42,591
Unimicron Technology Corp.
6,931 24,925
Uni-President Enterprises Corp.
26,940 66,914
United Microelectronics Corp.
62,303 82,976
Vanguard International
Semiconductor Corp.
5,210 15,878
Voltronic Power Technology
Corp.
330 16,544
Wan Hai Lines Ltd.
4,590 11,750
Wistron Corp.
14,588 49,794
Wiwynn Corp.
552 33,057
WPG Holdings Ltd.
9,332 20,193
Yageo Corp.
2,188 37,742
Yang Ming Marine Transport
Corp.
9,320 20,706
Yuanta Financial Holding Co.
Ltd.
54,371 60,730
Zhen Ding Technology Holding
Ltd.
3,857 13,812
(Cost $4,226,288)
8,438,483
Thailand — 0.4%
Advanced Info Service PCL,
NVDR
6,300 50,883
Airports of Thailand PCL, NVDR
24,630 31,173
Bangkok Dusit Medical Services
PCL, NVDR
59,500 42,136
Bangkok Expressway & Metro
PCL, NVDR
38,200 7,154
Bumrungrad Hospital PCL,
NVDR
4,400 25,172
Central Pattana PCL, NVDR
10,900 15,709

22 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Central Retail Corp. PCL, NVDR
9,600 9,411
Charoen Pokphand Foods PCL,
NVDR
23,000 16,423
CP ALL PCL, NVDR
31,700 50,093
CP AXTRA PCL
17,181 14,455
Delta Electronics Thailand PCL,
NVDR
17,500 39,560
Gulf Energy Development PCL,
NVDR
16,110 23,100
Home Product Center PCL,
NVDR
28,400 7,023
Intouch Holdings PCL, NVDR
6,200 14,379
Kasikornbank PCL, NVDR
3,900 17,290
Krung Thai Bank PCL, NVDR
25,600 16,856
Krungthai Card PCL, NVDR
5,600 8,112
Minor International PCL, NVDR
18,794 15,949
PTT Exploration & Production
PCL, NVDR
8,093 25,814
PTT Oil & Retail Business PCL,
NVDR
16,000 5,150
PTT PCL, NVDR
61,900 57,059
SCB X PCL, NVDR
7,000 24,991
Siam Cement PCL
5,300 19,775
TMBThanachart Bank PCL,
NVDR
283,400 15,923
True Corp. PCL, NVDR *
64,312 21,643
(Cost $657,619)
575,233
Turkey — 0.2%
Akbank TAS
15,830 29,200
Aselsan Elektronik Sanayi Ve
Ticaret AS
10,118 25,916
BIM Birlesik Magazalar AS
2,412 33,452
Coca-Cola Icecek AS
5,929 8,653
Eregli Demir ve Celik Fabrikalari
TAS
16,486 10,085
Ford Otomotiv Sanayi AS
280 6,773
Haci Omer Sabanci Holding AS
6,817 18,087
KOC Holding AS
4,886 20,409
Pegasus Hava Tasimaciligi AS *
1,274 8,346
Sasa Polyester Sanayi AS *
53,669 5,193
Turk Hava Yollari AO *
3,199 27,027
Turkcell Iletisim Hizmetleri AS
8,891 24,540
Turkiye Is Bankasi AS, Class C
44,682 18,578
Turkiye Petrol Rafinerileri AS
5,369 18,983
Turkiye Sise ve Cam Fabrikalari
AS
8,750 8,504
Yapi ve Kredi Bankasi AS
13,416 10,811
(Cost $225,687)
274,557
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank
PJSC
19,016 59,232
Abu Dhabi Islamic Bank PJSC
9,213 42,644
Abu Dhabi National Oil Co. for
Distribution PJSC
15,036 14,288
Number
of Shares Value $
ADNOC Drilling Co. PJSC
17,733 26,507
Aldar Properties PJSC
21,893 53,231
Americana Restaurants
International PLC - Foreign Co.
14,047 9,179
Dubai Islamic Bank PJSC
15,251 32,099
Emaar Properties PJSC
39,217 144,685
Emirates NBD Bank PJSC
9,761 58,735
Emirates Telecommunications
Group Co. PJSC
19,277 87,547
First Abu Dhabi Bank PJSC
27,726 107,499
Multiply Group PJSC *
20,274 10,599
(Cost $485,197)
646,245
United Kingdom — 8.9%
3i Group PLC
5,686 283,021
Admiral Group PLC
1,494 54,030
Anglo American PLC
7,281 213,949
Anglogold Ashanti PLC
2,733 76,882
Ashtead Group PLC
2,451 148,144
Associated British Foods PLC
1,970 46,959
AstraZeneca PLC
9,018 1,357,620
Auto Trader Group PLC, 144A
5,370 52,391
Aviva PLC
14,650 100,323
BAE Systems PLC
17,538 310,289
Barclays PLC
85,951 336,571
Barratt Redrow PLC
7,814 41,941
BP PLC
95,009 522,685
British American Tobacco PLC
11,634 451,764
BT Group PLC
36,418 73,205
Bunzl PLC
1,885 79,860
Centrica PLC
28,623 53,827
Coca-Cola Europacific Partners
PLC
1,256 108,343
Compass Group PLC
9,792 341,560
Croda International PLC
729 30,298
Diageo PLC
13,026 354,416
Entain PLC
3,650 34,279
GSK PLC
24,291 448,099
Haleon PLC
49,511 248,123
Halma PLC
2,193 77,240
Hargreaves Lansdown PLC
1,552 21,563
Hikma Pharmaceuticals PLC
831 22,579
HSBC Holdings PLC
102,439 1,203,019
Imperial Brands PLC
4,522 158,986
Informa PLC
7,447 80,468
InterContinental Hotels Group
PLC
912 113,895
Intertek Group PLC
1,006 64,981
J Sainsbury PLC
10,209 33,209
JD Sports Fashion PLC
14,360 14,100
Kingfisher PLC
11,042 34,266
Land Securities Group PLC REIT
4,010 28,474
Legal & General Group PLC
31,957 98,366

DBX ETF Trust | 23
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Number
of Shares Value $
Lloyds Banking Group PLC
366,067 336,055
London Stock Exchange Group
PLC
2,794 416,301
M&G PLC
11,392 30,322
Marks & Spencer Group PLC
11,665 52,061
Melrose Industries PLC
7,640 61,602
Mondi PLC
2,345 36,209
National Grid PLC
28,475 349,232
NatWest Group PLC
41,118 247,647
Next PLC
655 82,598
Pearson PLC
3,523 60,336
Phoenix Group Holdings PLC
3,705 24,142
Reckitt Benckiser Group PLC
4,084 269,193
RELX PLC
10,942 525,508
Rentokil Initial PLC
15,364 76,919
Rio Tinto PLC
6,624 399,452
Rolls-Royce Holdings PLC *
50,375 471,449
Sage Group PLC
5,600 89,110
Schroders PLC
4,090 18,984
Segro PLC REIT
7,039 62,352
Severn Trent PLC
1,625 51,164
Shell PLC
34,936 1,158,417
Smith & Nephew PLC
5,268 76,239
Smiths Group PLC
1,981 50,187
Spirax Group PLC
381 34,866
SSE PLC
6,399 122,993
Standard Chartered PLC
12,118 193,437
Tesco PLC
41,246 197,261
Unilever PLC
14,510 818,973
United Utilities Group PLC
3,687 45,461
Vodafone Group PLC
123,907 109,384
Whitbread PLC
1,012 34,040
Wise PLC, Class A *
3,758 46,917
WPP PLC
6,100 49,415
(Cost $12,054,778)
14,317,951
United States — 0.2%
BeiGene Ltd. *
4,163 89,233
Brookfield Asset Management
Ltd., Class A
1,991 112,503
Legend Biotech Corp., ADR *
449 15,720
RB Global, Inc.
1,083 110,774
Southern Copper Corp.
485 43,131
(Cost $238,111)
371,361
TOTAL COMMON STOCKS
(Cost $122,669,027)
153,698,528
PREFERRED STOCKS — 0.6%
Brazil — 0.3%
Banco Bradesco SA
30,394 58,025
Centrais Eletricas Brasileiras SA,
Class B
958 6,829
Cia Energetica de Minas Gerais
9,615 18,176
Number
of Shares Value $
Companhia Paranaense de
Energia, Class B
3,634 6,092
Gerdau SA
7,372 20,860
Itau Unibanco Holding SA
26,699 144,840
Itausa SA
28,798 42,994
Petroleo Brasileiro SA
26,186 159,803
(Cost $417,064)
457,619
Chile — 0.0%
Sociedad Quimica y Minera de
Chile SA, Class B
(Cost $24,377)
751 28,745
Colombia — 0.0%
Bancolombia SA
(Cost $22,106)
2,362 24,394
Germany — 0.2%
Bayerische Motoren Werke AG
321 26,190
Dr Ing hc F Porsche AG, 144A
684 40,018
Henkel AG & Co. KGaA
924 79,729
Porsche Automobil Holding SE
799 31,140
Sartorius AG
172 42,982
Volkswagen AG
1,189 128,398
(Cost $479,513)
348,457
Russia — 0.0%
Surgutneftegas PAO * (b)
(Cost $22,479)
41,062 0
South Korea — 0.1%
Hyundai Motor Co.
104 10,628
Hyundai Motor Co. - 2nd
Preferred
210 22,250
Samsung Electronics Co. Ltd.
4,581 139,976
(Cost $126,259)
172,854
TOTAL PREFERRED STOCKS
(Cost $1,091,798)
1,032,069
RIGHTS — 0.0%
Brazil — 0.0%
Itausa SA* , expires 4/18/25
(Cost $0)
396 140
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*
(b)
,
expires 3/31/40
(Cost $0)
108 0
Thailand — 0.0%
BTS Group Holdings PCL*
,
expires 11/20/26
(Cost $0)
7,920 14
TOTAL WARRANTS
(Cost $0)
14

24 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers Harvest CSI 300 China
A-Shares ETF (d)
(Cost $159,480)
6,000 159,420
Number
of Shares Value $
CASH EQUIVALENTS — 2.8%
DWS Government Money Market
Series "Institutional Shares",
4.30% (e)
(Cost $4,523,676)
4,523,676 4,523,676
TOTAL INVESTMENTS — 99.4%
(Cost $128,443,981)
159,413,847
Other assets and liabilities,
net — 0.6%
1,041,402
NET ASSETS — 100.0%
160,455,249
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
COMMON STOCKS — 0.2%
Germany — 0.2%
Deutsche Bank AG (c)
179,649 23,506 (24,340) 12,708 37,184 — — 10,638 228,707
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF (d)
— 159,480 — — (60) — — 6,000 159,420
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (e)(f)
409,881 — (409,881) (g) — — 1,328 — — —
CASH EQUIVALENTS — 2.8%
DWS Government Money Market Series "Institutional Shares", 4.30% (e)
3,344,936 17,979,796 (16,801,056) — — 99,662 — 4,523,676 4,523,676
3,934,466 18,162,782 (17,235,277) 12,708 37,124 100,990 — 4,540,314 4,911,803
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Investment was valued using significant unobservable inputs.
(c)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)
Affiliated fund advised by DBX Advisors LLC.
(e)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)
Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(g) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.

DBX ETF Trust | 25
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Securities are listed in country of domicile.
At February 28, 2025 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:
At February 28, 2025, open futures contracts purchased were as follows:
At February 28, 2025, the Fund had the following forward foreign currency contracts outstanding:
ADR: American Depositary Receipt
CDI: Chess Depositary Interests
CPO: Ordinary Participation Certificates
GDR: Global Depositary Receipt
JSC: Joint Stock Company
KSCP: Kuwait Shareholding Company Public
NVDR: Non Voting Depositary Receipt
PJSC: Public Joint Stock Company
PSQC: Public Shareholders Qatari Company
QPSC: Qatari Public Shareholders Company
QSC: Qatari Shareholders Company
REIT: Real Estate Investment Trust
SAE: Societe Anonyme Egyptienne
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds and Cash
Equivalents
Financials
37,853,275 24 .4
Industrials
21,458,009 13 .9
Information Technology
20,275,087 13 .1
Consumer Discretionary
17,507,916 11 .4
Health Care
13,900,076 9 .0
Consumer Staples
10,369,287 6 .8
Communication Services
9,564,127 6 .2
Materials
9,477,637 6 .1
Energy
7,348,555 4 .7
Utilities
4,431,854 2 .8
Real Estate
2,544,928 1 .6
Total
154,730,751 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation
(Depreciation) ( $ )
MSCI EAFE Index
USD 23 2,668,238 2,794,040 3/21/2025 125,802
MSCI Emerging Markets Index
USD 24 1,323,366 1,315,800 3/21/2025 (7,566)
MSCI India Index
USD 7 889,956 779,520 3/21/2025 (110,436)
S&P/TSX 60 Index Mini
CAD 7 368,515 370,430 3/20/2025 1,915
Total net unrealized appreciation
9,715
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
3/3/2025 CAD 6,315,900 USD 4,366,076 — (96)

26 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
3/3/2025 CAD 920,000 USD 635,971 — (23)
RBC Capital Markets
3/3/2025 CAD 421,200 USD 295,050 3,875 —
RBC Capital Markets
3/3/2025 CAD 11,296,600 USD 7,825,027 15,704 —
JP Morgan & Chase Co.
3/3/2025 USD 5,023,012 CAD 7,235,900 — (20,845)
RBC Capital Markets
3/3/2025 USD 8,124,103 CAD 11,717,800 — (23,606)
Citigroup Global Markets
3/4/2025 AED 309,000 USD 84,132 — (2)
JP Morgan & Chase Co.
3/4/2025 AED 1,978,200 USD 538,586 — (37)
RBC Capital Markets
3/4/2025 AUD 262,900 USD 165,176 2,042 —
RBC Capital Markets
3/4/2025 AUD 352,000 USD 219,578 1,155 —
RBC Capital Markets
3/4/2025 AUD 11,216,900 USD 6,997,226 36,919 —
JP Morgan & Chase Co.
3/4/2025 CHF 701,000 USD 774,400 — (2,316)
JP Morgan & Chase Co.
3/4/2025 CHF 8,308,400 USD 9,178,494 — (27,305)
RBC Capital Markets
3/4/2025 CHF 204,800 USD 224,630 — (2,290)
JP Morgan & Chase Co.
3/4/2025 CNH 13,560,900 USD 1,861,891 2,518 —
JP Morgan & Chase Co.
3/4/2025 CNH 287,200 USD 39,319 — (60)
RBC Capital Markets
3/4/2025 CZK 1,736,400 USD 71,799 — (6)
JP Morgan & Chase Co.
3/4/2025 DKK 19,770,900 USD 2,758,544 7,857 —
RBC Capital Markets
3/4/2025 DKK 440,400 USD 61,402 130 —
RBC Capital Markets
3/4/2025 EUR 30,005,300 USD 31,231,437 98,901 —
RBC Capital Markets
3/4/2025 EUR 736,100 USD 765,391 1,637 —
RBC Capital Markets
3/4/2025 EUR 2,385,000 USD 2,482,437 7,837 —
Bank of America
3/4/2025 GBP 269,800 USD 335,734 — (3,645)
Bank of America
3/4/2025 GBP 11,145,700 USD 13,847,919 — (172,138)
Bank of America
3/4/2025 GBP 726,000 USD 902,001 — (11,226)
JP Morgan & Chase Co.
3/4/2025 HKD 89,219,000 USD 11,459,121 — (13,961)
RBC Capital Markets
3/4/2025 HKD 2,027,700 USD 260,379 — (373)
JP Morgan & Chase Co.
3/4/2025 HUF 44,329,800 USD 112,881 — (1,216)
JP Morgan & Chase Co.
3/4/2025 ILS 1,480,000 USD 414,313 4,130 —
JP Morgan & Chase Co.
3/4/2025 ILS 153,000 USD 42,830 426 —
Bank of America
3/4/2025 JPY 77,734,500 USD 504,344 — (12,288)
Bank of America
3/4/2025 JPY 3,428,645,900 USD 22,212,643 — (574,532)
JP Morgan & Chase Co.
3/4/2025 KWD 14,000 USD 45,389 60 —
JP Morgan & Chase Co.
3/4/2025 KWD 88,000 USD 285,541 619 —
Bank of America
3/4/2025 MXN 947,000 USD 45,679 — (367)
Bank of America
3/4/2025 MXN 15,902,000 USD 767,058 — (6,146)
Goldman Sachs & Co.
3/4/2025 NOK 6,000,500 USD 530,788 — (1,962)
Goldman Sachs & Co.
3/4/2025 NOK 448,000 USD 39,628 — (147)
JP Morgan & Chase Co.
3/4/2025 NZD 320,300 USD 181,134 1,866 —
RBC Capital Markets
3/4/2025 PHP 13,434,900 USD 229,715 — (1,926)
RBC Capital Markets
3/4/2025 PLN 227,000 USD 55,927 — (181)
RBC Capital Markets
3/4/2025 PLN 1,470,000 USD 362,691 — (651)
JP Morgan & Chase Co.
3/4/2025 QAR 1,293,600 USD 355,029 — (264)
Citigroup Global Markets
3/4/2025 SAR 371,000 USD 98,912 — (4)
Citigroup Global Markets
3/4/2025 SAR 6,652,200 USD 1,772,219 — (1,392)
RBC Capital Markets
3/4/2025 SEK 32,160,400 USD 2,912,877 — (74,799)
RBC Capital Markets
3/4/2025 SEK 789,400 USD 72,651 — (684)
The Bank of New York Mellon
3/4/2025 SEK 2,575,000 USD 233,221 — (5,994)
RBC Capital Markets
3/4/2025 SGD 1,734,300 USD 1,281,636 — (1,910)
RBC Capital Markets
3/4/2025 SGD 39,400 USD 29,142 — (18)
JP Morgan & Chase Co.
3/4/2025 THB 21,888,000 USD 652,084 11,387 —
Goldman Sachs & Co.
3/4/2025 TRY 1,177,000 USD 31,997 — (146)

DBX ETF Trust | 27
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
3/4/2025 TRY 9,513,800 USD 258,640 — (1,171)
JP Morgan & Chase Co.
3/4/2025 USD 7,357,605 AUD 11,831,800 — (15,741)
The Bank of New York Mellon
3/4/2025 USD 9,985,481 CHF 9,009,400 — (2,967)
The Bank of New York Mellon
3/4/2025 USD 226,988 CHF 204,800 — (67)
JP Morgan & Chase Co.
3/4/2025 USD 1,772,370 CNH 12,925,100 — (173)
JP Morgan & Chase Co.
3/4/2025 USD 126,727 CNH 923,000 — (172)
RBC Capital Markets
3/4/2025 USD 72,042 CZK 1,736,400 — (238)
JP Morgan & Chase Co.
3/4/2025 USD 55,114 DKK 395,000 — (158)
The Bank of New York Mellon
3/4/2025 USD 2,702,018 DKK 19,375,900 — (6,286)
The Bank of New York Mellon
3/4/2025 USD 61,415 DKK 440,400 — (143)
Morgan Stanley Capital
3/4/2025 USD 34,451,456 EUR 33,126,400 — (80,567)
RBC Capital Markets
3/4/2025 USD 15,287,970 GBP 12,141,500 — (15,306)
Bank of America
3/4/2025 USD 11,472,899 HKD 89,219,000 184 —
Bank of America
3/4/2025 USD 260,747 HKD 2,027,700 4 —
JP Morgan & Chase Co.
3/4/2025 USD 115,250 HUF 44,329,800 — (1,153)
JP Morgan & Chase Co.
3/4/2025 USD 453,788 ILS 1,633,000 — (1,201)
Bank of America
3/4/2025 USD 53,941 JPY 8,326,000 1,394 —
RBC Capital Markets
3/4/2025 USD 23,212,810 JPY 3,498,054,400 35,662 —
JP Morgan & Chase Co.
3/4/2025 USD 330,311 KWD 102,000 — (61)
Bank of America
3/4/2025 USD 820,721 MXN 16,849,000 — (1,471)
Goldman Sachs & Co.
3/4/2025 USD 573,531 NOK 6,448,500 — (1,007)
JP Morgan & Chase Co.
3/4/2025 USD 179,480 NZD 320,300 — (212)
RBC Capital Markets
3/4/2025 USD 231,725 PHP 13,434,900 — (84)
RBC Capital Markets
3/4/2025 USD 424,946 PLN 1,697,000 — (5,495)
JP Morgan & Chase Co.
3/4/2025 USD 355,287 QAR 1,293,600 6 —
Citigroup Global Markets
3/4/2025 USD 1,872,704 SAR 7,023,200 — (176)
Morgan Stanley Capital
3/4/2025 USD 3,069,306 SEK 32,949,800 — (8,296)
Morgan Stanley Capital
3/4/2025 USD 239,864 SEK 2,575,000 — (648)
RBC Capital Markets
3/4/2025 USD 1,315,226 SGD 1,773,700 — (2,519)
JP Morgan & Chase Co.
3/4/2025 USD 639,178 THB 21,888,000 1,519 —
Goldman Sachs & Co.
3/4/2025 USD 292,446 TRY 10,690,800 — (493)
Goldman Sachs & Co.
3/4/2025 USD 1,366,596 ZAR 25,381,100 — (10,502)
Goldman Sachs & Co.
3/4/2025 ZAR 24,817,100 USD 1,326,033 73 —
Goldman Sachs & Co.
3/4/2025 ZAR 564,000 USD 30,396 262 —
Goldman Sachs & Co.
3/5/2025 CLP 154,508,700 USD 157,329 — (3,619)
JP Morgan & Chase Co.
3/5/2025 COP 156,011,000 USD 37,001 — (531)
Citigroup Global Markets
3/5/2025 EGP 830,000 USD 16,291 — (59)
JP Morgan & Chase Co.
3/5/2025 IDR 10,234,999,000 USD 626,837 9,636 —
JP Morgan & Chase Co.
3/5/2025 INR 14,722,700 USD 168,854 664 —
JP Morgan & Chase Co.
3/5/2025 INR 255,905,300 USD 2,947,369 23,946 —
RBC Capital Markets
3/5/2025 INR 429,981,400 USD 4,951,239 39,197 —
RBC Capital Markets
3/5/2025 MYR 2,864,000 USD 644,490 2,588 —
JP Morgan & Chase Co.
3/5/2025 TWD 248,032,800 USD 7,528,693 — (33,866)
JP Morgan & Chase Co.
3/5/2025 TWD 10,097,000 USD 307,442 — (417)
RBC Capital Markets
3/5/2025 TWD 36,632,200 USD 1,112,723 — (4,198)
RBC Capital Markets
3/5/2025 TWD 6,699,100 USD 203,829 — (428)
Goldman Sachs & Co.
3/5/2025 USD 161,636 CLP 154,508,700 — (688)
JP Morgan & Chase Co.
3/5/2025 USD 37,780 COP 156,011,000 — (247)
Citigroup Global Markets
3/5/2025 USD 16,389 EGP 830,000 — (39)
JP Morgan & Chase Co.
3/5/2025 USD 616,418 IDR 10,234,999,000 784 —
JP Morgan & Chase Co.
3/5/2025 USD 438,900 INR 38,086,000 — (3,812)

28 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
JP Morgan & Chase Co.
3/5/2025 USD 2,656,075 INR 232,542,000 450 —
RBC Capital Markets
3/5/2025 USD 4,911,132 INR 429,981,400 910 —
RBC Capital Markets
3/5/2025 USD 643,551 MYR 2,864,000 — (1,649)
JP Morgan & Chase Co.
3/5/2025 USD 7,846,368 TWD 258,129,800 24,051 —
RBC Capital Markets
3/5/2025 USD 1,317,527 TWD 43,331,300 3,651 —
RBC Capital Markets
3/6/2025 KRW 341,325,000 USD 234,997 1,596 —
RBC Capital Markets
3/6/2025 KRW 139,945,000 USD 96,364 669 —
RBC Capital Markets
3/6/2025 KRW 5,816,256,100 USD 4,007,883 30,680 —
RBC Capital Markets
3/6/2025 USD 4,304,723 KRW 6,297,526,100 1,576 —
JP Morgan & Chase Co.
3/7/2025 BRL 233,400 USD 40,337 762 —
JP Morgan & Chase Co.
3/7/2025 BRL 287,000 USD 48,805 142 —
JP Morgan & Chase Co.
3/7/2025 BRL 1,822,800 USD 310,290 1,218 —
RBC Capital Markets
3/7/2025 BRL 8,159,600 USD 1,390,678 7,144 —
JP Morgan & Chase Co.
3/7/2025 USD 399,041 BRL 2,343,200 — (1,730)
RBC Capital Markets
3/7/2025 USD 1,390,346 BRL 8,159,600 — (6,812)
JP Morgan & Chase Co.
4/1/2025 CAD 7,235,900 USD 5,029,419 20,634 —
RBC Capital Markets
4/1/2025 CAD 11,717,800 USD 8,134,475 23,260 —
JP Morgan & Chase Co.
4/1/2025 USD 288,457 CAD 415,000 — (1,189)
JP Morgan & Chase Co.
4/2/2025 AUD 11,831,800 USD 7,359,238 15,707 —
RBC Capital Markets
4/2/2025 CHF 181,000 USD 201,277 30 —
The Bank of New York Mellon
4/2/2025 CHF 9,009,400 USD 10,018,905 1,686 —
The Bank of New York Mellon
4/2/2025 CHF 204,800 USD 227,748 38 —
JP Morgan & Chase Co.
4/2/2025 CNH 310,000 USD 42,578 — (7)
JP Morgan & Chase Co.
4/2/2025 CNH 12,925,100 USD 1,775,340 — (205)
RBC Capital Markets
4/2/2025 CZK 1,736,400 USD 72,080 234 —
RBC Capital Markets
4/2/2025 DKK 1,083,000 USD 151,277 337 —
The Bank of New York Mellon
4/2/2025 DKK 440,400 USD 61,518 138 —
The Bank of New York Mellon
4/2/2025 DKK 19,375,900 USD 2,706,547 6,085 —
Morgan Stanley Capital
4/2/2025 EUR 33,126,400 USD 34,502,057 78,541 —
Morgan Stanley Capital
4/2/2025 EUR 1,073,000 USD 1,117,417 2,402 —
RBC Capital Markets
4/2/2025 GBP 12,141,500 USD 15,287,023 15,387 —
RBC Capital Markets
4/2/2025 GBP 107,000 USD 134,718 133 —
Bank of America
4/2/2025 HKD 2,027,700 USD 260,893 — (18)
Bank of America
4/2/2025 HKD 89,219,000 USD 11,479,320 — (773)
Bank of America
4/2/2025 HKD 14,754,000 USD 1,898,278 — (166)
JP Morgan & Chase Co.
4/2/2025 HUF 44,329,800 USD 115,071 1,153 —
JP Morgan & Chase Co.
4/2/2025 ILS 228,000 USD 63,384 161 —
JP Morgan & Chase Co.
4/2/2025 ILS 1,633,000 USD 453,977 1,157 —
RBC Capital Markets
4/2/2025 JPY 3,498,054,400 USD 23,289,868 — (38,768)
Bank of America
4/2/2025 MXN 739,000 USD 35,844 67 —
Bank of America
4/2/2025 MXN 16,849,000 USD 817,250 1,547 —
Goldman Sachs & Co.
4/2/2025 NOK 6,448,500 USD 573,538 997 —
JP Morgan & Chase Co.
4/2/2025 NZD 320,300 USD 179,568 207 —
RBC Capital Markets
4/2/2025 PHP 13,434,900 USD 231,516 58 —
RBC Capital Markets
4/2/2025 PLN 1,697,000 USD 424,476 5,493 —
Citigroup Global Markets
4/2/2025 SAR 7,023,200 USD 1,871,356 62 —
Morgan Stanley Capital
4/2/2025 SEK 32,949,800 USD 3,074,779 8,106 —
Morgan Stanley Capital
4/2/2025 SEK 2,575,000 USD 240,291 634 —
RBC Capital Markets
4/2/2025 SGD 1,773,700 USD 1,317,080 2,466 —
RBC Capital Markets
4/2/2025 SGD 127,000 USD 94,288 159 —
JP Morgan & Chase Co.
4/2/2025 THB 21,888,000 USD 638,618 — (3,395)

DBX ETF Trust | 29
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ ) Depreciation ( $ )
Goldman Sachs & Co.
4/2/2025 TRY 10,690,800 USD 284,917 691 —
JP Morgan & Chase Co.
4/2/2025 USD 276,789 AUD 445,000 — (595)
RBC Capital Markets
4/2/2025 USD 609,547 JPY 91,550,000 1,003 —
Goldman Sachs & Co.
4/2/2025 ZAR 627,000 USD 33,679 261 —
Goldman Sachs & Co.
4/2/2025 ZAR 25,381,100 USD 1,363,329 10,567 —
Citigroup Global Markets
4/3/2025 AED 203,000 USD 55,276 — (3)
Citigroup Global Markets
4/3/2025 AED 309,000 USD 84,141 — (2)
JP Morgan & Chase Co.
4/3/2025 AED 1,978,200 USD 538,667 — (16)
JP Morgan & Chase Co.
4/3/2025 BRL 2,343,200 USD 396,788 1,926 —
RBC Capital Markets
4/3/2025 BRL 8,159,600 USD 1,382,615 7,607 —
Goldman Sachs & Co.
4/3/2025 CLP 40,212,000 USD 42,048 181 —
Goldman Sachs & Co.
4/3/2025 CLP 154,508,700 USD 161,565 697 —
JP Morgan & Chase Co.
4/3/2025 COP 156,011,000 USD 37,634 250 —
RBC Capital Markets
4/3/2025 KRW 154,953,000 USD 106,074 — (51)
RBC Capital Markets
4/3/2025 KRW 6,297,526,100 USD 4,309,731 — (3,350)
JP Morgan & Chase Co.
4/3/2025 KWD 102,000 USD 330,579 — (1)
JP Morgan & Chase Co.
4/3/2025 USD 56,062 BRL 331,000 — (284)
JP Morgan & Chase Co.
4/4/2025 INR 232,542,000 USD 2,648,512 — (2,045)
RBC Capital Markets
4/4/2025 INR 429,981,400 USD 4,896,803 — (4,205)
RBC Capital Markets
4/4/2025 MYR 2,864,000 USD 643,561 1,003 —
JP Morgan & Chase Co.
4/4/2025 USD 331,980 INR 29,100,000 — (292)
Citigroup Global Markets
4/7/2025 EGP 830,000 USD 16,130 37 —
JP Morgan & Chase Co.
4/7/2025 QAR 1,293,600 USD 355,238 — (90)
JP Morgan & Chase Co.
4/7/2025 QAR 123,000 USD 33,712 — (73)
JP Morgan & Chase Co.
4/7/2025 TWD 258,129,800 USD 7,846,845 — (46,438)
RBC Capital Markets
4/7/2025 TWD 43,331,300 USD 1,317,728 — (7,289)
JP Morgan & Chase Co.
4/7/2025 USD 396,064 TWD 13,021,000 2,102 —
JP Morgan & Chase Co.
4/10/2025 IDR 10,234,999,000 USD 615,343 — (1,101)
JP Morgan & Chase Co.
4/10/2025 USD 38,786 IDR 642,491,000 — (89)
Total unrealized appreciation (depreciation)
599,035 (1,287,403)

30 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Currency Abbreviations
AED Arab Emirates Dirham
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KWD Kuwaiti Dinar
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PHP Philippine Peso
PLN Polish Zloty
QAR Qatari Rial
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

DBX ETF Trust | 31
Schedule of Investments
Xtrackers MSCI All World ex US Hedged Equity ETF
(Continued)
February 28, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
During the period ended February 28, 2025, the amount of transfers from Level 3 to Level 1 was $3,733. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $12,681. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBAW-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 153,679,869 $ — $ 18,659 $ 153,698,528
Preferred Stocks (a)
1,032,069 — 0 1,032,069
Rights
— 140 — 140
Warrants (a)
14 — 0 14
Exchange-Traded Funds
159,420 — — 159,420
Short-Term Investments (a)
4,523,676 — — 4,523,676
Derivatives (b)
Forward Foreign Currency Contracts
— 599,035 — 599,035
Futures Contracts
127,717 — — 127,717
TOTAL
$ 159,522,765 $ 599,175 $ 18,659 $ 160,140,599
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (1,287,403) $ — $ (1,287,403)
Futures Contracts
(118,002) — — (118,002)
TOTAL
$ (118,002) $ (1,287,403) $ — $ (1,405,405)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.